Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.1%
Globant SA(a)	7,229	$2,307,424

Australia — 5.1%
Afterpay Ltd.(a)	37,835	3,505,011
AGL Energy Ltd.	91,889	396,283
Ampol Ltd.	46,187	1,068,364
APA Group	200,422	1,243,548
Aristocrat Leisure Ltd.	100,542	3,565,894
ASX Ltd.	33,663	2,116,991
Aurizon Holdings Ltd.	288,406	735,280
AusNet Services Ltd.	281,800	524,049
Australia & New Zealand Banking Group Ltd.	478,234	10,177,044
BHP Group Ltd.	495,092	13,598,683
BHP Group PLC	358,148	9,459,251
BlueScope Steel Ltd.	84,991	1,328,078
Brambles Ltd.	233,187	1,769,118
Cochlear Ltd.	11,424	1,910,802
Coles Group Ltd.	225,707	2,924,932
Commonwealth Bank of Australia	299,140	23,710,494
Computershare Ltd.	91,319	1,299,412
Crown Resorts Ltd.(a)	76,824	579,100
CSL Ltd.	76,774	17,469,178
Dexus	180,005	1,476,542
Domino’s Pizza Enterprises Ltd.	7,154	733,843
Endeavour Group Ltd.	216,088	1,110,361
Evolution Mining Ltd.	270,773	735,132
Fortescue Metals Group Ltd.	288,004	3,001,012
Glencore PLC	1,708,737	8,544,677
Goodman Group	286,933	4,750,715
GPT Group (The)	303,894	1,186,416
Insurance Australia Group Ltd.	427,152	1,547,774
James Hardie Industries PLC	74,669	2,933,461
Lendlease Corp. Ltd.	115,760	917,075
Macquarie Group Ltd.	57,769	8,528,382
Magellan Financial Group Ltd.	19,834	521,755
Medibank Pvt Ltd.	494,691	1,243,223
Mirvac Group	713,838	1,523,448
National Australia Bank Ltd.	559,517	12,165,005
Newcrest Mining Ltd.	141,692	2,654,719
Northern Star Resources Ltd.	179,005	1,239,222
Oil Search Ltd.	326,693	1,058,356
Orica Ltd.	81,911	940,280
Origin Energy Ltd.	284,685	1,090,338
Qantas Airways Ltd.(a)	175,112	709,210
QBE Insurance Group Ltd.	256,097	2,292,947
Ramsay Health Care Ltd.	29,320	1,567,039
REA Group Ltd.	7,954	965,367
Reece Ltd.	46,479	704,772
Rio Tinto Ltd.	59,776	4,095,417
Rio Tinto PLC	192,918	12,028,720
Santos Ltd.	315,475	1,656,581
Scentre Group	880,371	2,008,025
Seek Ltd.	56,451	1,402,970
Sonic Healthcare Ltd.	80,182	2,433,080
South32 Ltd.	796,104	2,147,556
Stockland	442,168	1,524,127
Suncorp Group Ltd.	215,477	1,906,722
Sydney Airport(a)	200,339	1,242,390
Tabcorp Holdings Ltd.	380,162	1,431,444
Security	Shares	Value

Australia (continued)
Telstra Corp. Ltd.	666,242	$1,925,758
Transurban Group	516,202	5,259,661
Treasury Wine Estates Ltd.	131,068	1,143,637
Vicinity Centres	575,891	752,104
Washington H Soul Pattinson & Co. Ltd.	23,260	572,817
Wesfarmers Ltd.	191,219	8,273,227
Westpac Banking Corp.	613,833	11,942,199
WiseTech Global Ltd.	26,006	1,013,553
Woodside Petroleum Ltd.	156,308	2,732,510
Woolworths Group Ltd.	216,088	6,224,374
		233,239,455
Austria — 0.1%
Erste Group Bank AG	44,994	1,929,600
OMV AG	26,798	1,622,440
Raiffeisen Bank International AG	32,018	935,563
Verbund AG	10,529	1,097,567
voestalpine AG	21,324	809,908
		6,395,078
Belgium — 0.5%
Ageas SA/NV	31,190	1,517,321
Anheuser-Busch InBev SA/NV	131,443	8,039,998
Elia Group SA/NV	5,386	628,350
Etablissements Franz Colruyt NV	7,999	392,734
Groupe Bruxelles Lambert SA	18,571	2,154,815
KBC Group NV	41,875	3,899,524
Proximus SADP	23,952	451,054
Sofina SA	1,972	872,620
Solvay SA	12,534	1,489,943
UCB SA	21,870	2,614,026
Umicore SA	34,299	1,966,584
		24,026,969
Brazil — 0.8%
Ambev SA	801,547	2,412,964
Americanas SA(a)	63,718	335,310
Atacadao SA	77,155	227,481
B3 SA - Brasil, Bolsa, Balcao	1,101,110	2,323,651
Banco Bradesco SA	164,197	494,587
Banco BTG Pactual SA	170,448	681,031
Banco do Brasil SA	149,728	756,095
Banco Inter SA	62,272	391,696
Banco Santander Brasil SA	50,574	308,258
BB Seguridade Participacoes SA	122,662	480,103
BRF SA(a)	95,154	391,656
CCR SA	232,137	470,131
Cia. de Saneamento Basico do Estado de Sao Paulo	63,049	393,232
Cia. Siderurgica Nacional SA	122,673	495,143
Cosan SA	166,639	584,320
Energisa SA	22,565	158,408
Engie Brasil Energia SA	53,074	365,908
Equatorial Energia SA	154,292	625,501
Getnet Adquirencia e Servicos para Meios de Pagamento SA(a)	1	—
Hapvida Participacoes e Investimentos SA(b)	202,248	413,541
Hypera SA	80,527	400,366
JBS SA	170,792	1,181,726
Klabin SA(a)	125,796	511,315
Localiza Rent a Car SA	108,845	873,645
Lojas Renner SA	150,310	858,374
Magazine Luiza SA	517,183	990,600

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Natura & Co. Holding SA(a)	157,938	$1,088,591
Notre Dame Intermedica Participacoes SA	88,070	1,001,512
Petroleo Brasileiro SA	683,899	3,352,969
Raia Drogasil SA	202,470	834,088
Rede D’Or Sao Luiz SA(b)	67,560	706,269
Rumo SA(a)	218,753	619,770
Suzano SA(a)	131,037	1,143,016
Telefonica Brasil SA	83,848	676,275
TIM SA	209,513	416,516
TOTVS SA	66,143	383,934
Ultrapar Participacoes SA	136,265	315,082
Vale SA	656,557	8,330,566
Via S/A(a)	234,882	255,949
Vibra Energia SA	147,035	546,581
WEG SA	261,957	1,717,355
XP Inc.(a)	1	19
		38,513,534
Canada — 7.4%
Agnico Eagle Mines Ltd.	42,007	2,229,670
Air Canada(a)	29,061	521,060
Algonquin Power & Utilities Corp.	105,436	1,519,860
Alimentation Couche-Tard Inc., Class B	139,679	5,239,091
AltaGas Ltd.	47,889	991,367
Atco Ltd., Class I, NVS	11,768	399,367
B2Gold Corp.	178,796	738,241
Ballard Power Systems Inc.(a)	38,758	702,442
Bank of Montreal	109,920	11,934,349
Bank of Nova Scotia (The)	204,098	13,381,150
Barrick Gold Corp.	302,436	5,549,710
Bausch Health Cos Inc.(a)	53,783	1,507,541
BCE Inc.	12,245	630,356
BlackBerry Ltd.(a)	99,431	1,074,170
Brookfield Asset Management Inc., Class A	217,421	13,126,775
Brookfield Renewable Corp., Class A	22,869	947,208
CAE Inc.(a)	47,037	1,426,389
Cameco Corp.	73,058	1,775,092
Canadian Apartment Properties REIT	14,622	713,969
Canadian Imperial Bank of Commerce	75,785	9,195,728
Canadian National Railway Co.	119,791	15,920,510
Canadian Natural Resources Ltd.	205,438	8,731,447
Canadian Pacific Railway Ltd.	113,781	8,806,627
Canadian Tire Corp. Ltd., Class A, NVS	10,256	1,456,690
Canadian Utilities Ltd., Class A, NVS	22,993	666,046
Canopy Growth Corp.(a)(c)	39,216	495,904
CCL Industries Inc., Class B, NVS	25,496	1,393,669
Cenovus Energy Inc.	221,635	2,650,451
CGI Inc.(a)	37,334	3,335,203
Constellation Software Inc.	3,391	5,959,430
Dollarama Inc.	50,547	2,284,744
Emera Inc.	36,536	1,699,857
Empire Co. Ltd., Class A, NVS	34,103	1,019,563
Enbridge Inc.	341,890	14,320,926
Fairfax Financial Holdings Ltd.	4,626	1,873,612
First Quantum Minerals Ltd.	104,603	2,476,461
FirstService Corp.	6,251	1,246,765
Fortis Inc.	82,320	3,664,358
Franco-Nevada Corp.	32,768	4,675,583
George Weston Ltd.	13,508	1,459,510
GFL Environmental Inc.	30,434	1,251,443
Gildan Activewear Inc.	34,631	1,272,079
Security	Shares	Value

Canada (continued)
Great-West Lifeco Inc.	47,127	$1,386,469
Hydro One Ltd.(b)	52,007	1,242,604
iA Financial Corp. Inc.	15,696	928,494
IGM Financial Inc.	12,983	515,502
Imperial Oil Ltd.	48,144	1,629,956
Intact Financial Corp.	24,135	3,235,486
Ivanhoe Mines Ltd., Class A(a)	99,961	784,277
Keyera Corp.	35,766	916,692
Kinross Gold Corp.	220,607	1,326,209
Kirkland Lake Gold Ltd.	47,448	2,000,131
Lightspeed Commerce Inc.(a)	15,376	1,498,713
Loblaw Companies Ltd.	28,900	2,173,572
Lundin Mining Corp.	126,502	1,100,862
Magna International Inc.	49,721	4,044,451
Manulife Financial Corp.	325,855	6,348,064
Metro Inc.	42,869	2,156,959
National Bank of Canada	58,136	4,813,037
Northland Power Inc.	32,307	1,038,700
Nutrien Ltd.	96,117	6,717,938
Nuvei Corp.(a)(b)	7,440	894,171
Onex Corp.	15,673	1,168,003
Open Text Corp.	49,201	2,478,337
Pan American Silver Corp.	37,238	952,915
Parkland Corp.	26,153	760,964
Pembina Pipeline Corp.	97,589	3,230,625
Power Corp. of Canada	99,838	3,325,244
Quebecor Inc., Class B	21,312	543,132
Restaurant Brands International Inc.	47,078	2,665,446
RioCan REIT	27,587	496,860
Ritchie Bros Auctioneers Inc.	19,300	1,319,156
Rogers Communications Inc., Class B, NVS	63,715	2,963,345
Royal Bank of Canada	238,481	24,823,144
Saputo Inc.	43,914	1,048,883
Shaw Communications Inc., Class B, NVS	78,958	2,273,807
Shopify Inc., Class A(a)	18,913	27,614,875
Sun Life Financial Inc.	99,557	5,673,687
Suncor Energy Inc.	263,682	6,935,075
TC Energy Corp.	159,108	8,607,208
Teck Resources Ltd., Class B	83,219	2,322,547
TELUS Corp.	80,562	1,848,057
Thomson Reuters Corp.	29,242	3,517,499
TMX Group Ltd.	8,950	968,981
Toromont Industries Ltd.	12,254	1,090,246
Toronto-Dominion Bank (The)	307,883	22,349,878
West Fraser Timber Co. Ltd.	13,014	1,041,982
Wheaton Precious Metals Corp.	77,627	3,133,682
WSP Global Inc.	16,349	2,216,415
Yamana Gold Inc.	166,022	651,961
		341,038,654
Chile — 0.1%
Banco de Chile	4,151,938	360,163
Banco de Credito e Inversiones SA	15,090	508,144
Banco Santander Chile	11,031,334	482,748
Cencosud SA	244,367	357,464
Cencosud Shopping SA	63,784	61,732
Cia. Cervecerias Unidas SA	23,202	194,394
Colbun SA	2,399,929	165,502
Empresas CMPC SA	192,479	355,146
Empresas COPEC SA	73,370	577,219
Enel Americas SA	5,431,472	618,076

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Enel Chile SA	7,186,217	$294,908
Falabella SA	139,555	385,916
		4,361,412
China — 10.0%
360 DigiTech Inc.(a)	16,017	326,907
3SBio Inc.(a)(b)	271,000	247,994
51job Inc., ADR(a)	5,203	309,891
AAC Technologies Holdings Inc.	113,000	488,410
Agile Group Holdings Ltd.	146,000	114,456
Agora Inc., ADR(a)	7,258	158,224
Agricultural Bank of China Ltd., Class A	1,551,800	711,662
Agricultural Bank of China Ltd., Class H	4,210,000	1,430,588
Aier Eye Hospital Group Co. Ltd., Class A	80,894	610,984
Air China Ltd., Class H(a)(c)	280,000	196,986
Akeso Inc.(a)(b)	44,000	245,292
Alibaba Group Holding Ltd.(a)	2,569,164	52,828,840
Alibaba Health Information Technology Ltd.(a)	624,000	781,365
Alibaba Pictures Group Ltd.(a)	2,830,000	300,641
A-Living Smart City Services Co. Ltd.(b)	83,250	276,347
Aluminum Corp. of China Ltd., Class H(a)	814,000	489,857
Anhui Conch Cement Co. Ltd., Class A	69,598	412,320
Anhui Conch Cement Co. Ltd., Class H	210,500	1,040,903
Anhui Gujing Distillery Co. Ltd., Class B	25,000	322,330
ANTA Sports Products Ltd.	165,000	2,556,464
Autohome Inc., ADR	10,838	426,475
AviChina Industry & Technology Co. Ltd., Class H	403,000	256,408
Baidu Inc., ADR(a)(c)	46,386	7,525,665
Bank of Beijing Co. Ltd., Class A	1,003,498	693,663
Bank of China Ltd., Class A	1,136,400	540,645
Bank of China Ltd., Class H	13,485,000	4,772,362
Bank of Communications Co. Ltd., Class A	992,000	699,493
Bank of Communications Co. Ltd., Class H	961,800	572,158
Bank of Ningbo Co. Ltd., Class A	104,798	623,950
Bank of Shanghai Co. Ltd., Class A	481,899	548,339
Baoshan Iron & Steel Co. Ltd., Class A	454,596	505,320
Baozun Inc., ADR(a)	10,015	173,260
BeiGene Ltd., ADR(a)(c)	7,257	2,595,974
Beijing Capital International Airport Co. Ltd., Class H(a)	386,000	251,002
Beijing Enterprises Holdings Ltd.	41,500	159,521
Beijing Enterprises Water Group Ltd.(c)	810,000	309,610
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,488,700	1,069,045
Bilibili Inc., ADR(a)(c)	27,933	2,047,489
BOC Aviation Ltd.(b)	32,300	282,650
BOE Technology Group Co. Ltd., Class A	615,500	472,261
Bosideng International Holdings Ltd.	578,000	447,865
Burning Rock Biotech Ltd., ADR(a)	6,818	96,066
BYD Co. Ltd., Class A	20,900	1,020,171
BYD Co. Ltd., Class H	122,500	4,685,329
BYD Electronic International Co. Ltd.(c)	109,000	323,578
CanSino Biologics Inc., Class H(a)(b)	13,600	347,815
CGN Power Co. Ltd., Class H(b)	2,697,000	726,026
Changchun High & New Technology Industry Group Inc., Class A	7,900	336,397
China Aoyuan Group Ltd.	203,000	80,173
China Cinda Asset Management Co. Ltd., Class H	640,000	106,845
China CITIC Bank Corp. Ltd., Class H	1,390,000	609,723
China Communications Services Corp. Ltd., Class H	534,000	295,206
China Conch Venture Holdings Ltd.	274,000	1,331,461
China Construction Bank Corp., Class H	16,581,050	11,284,742
Security	Shares	Value

China (continued)
China East Education Holdings Ltd.(b)	128,000	$121,438
China Education Group Holdings Ltd.	140,000	239,307
China Everbright Bank Co. Ltd., Class A	990,500	531,761
China Everbright Bank Co. Ltd., Class H	149,000	52,397
China Everbright Environment Group Ltd.	871,037	598,363
China Everbright Ltd.	244,000	274,366
China Evergrande Group(c)	288,000	85,464
China Feihe Ltd.(b)	571,000	948,028
China Galaxy Securities Co. Ltd., Class H	749,000	417,025
China Gas Holdings Ltd.	497,200	1,241,021
China Hongqiao Group Ltd.	433,000	481,085
China Huarong Asset Management Co. Ltd., Class H(a)(b)(d)	778,000	76,495
China Huishan Dairy Holdings Co. Ltd.(a)(d)	930,700	1
China International Capital Corp. Ltd., Class H(b)	284,400	704,109
China Jinmao Holdings Group Ltd.	912,000	266,439
China Lesso Group Holdings Ltd.	228,000	352,412
China Life Insurance Co. Ltd., Class A	57,200	265,001
China Life Insurance Co. Ltd., Class H	1,124,000	1,952,691
China Literature Ltd.(a)(b)(c)	62,000	430,185
China Longyuan Power Group Corp. Ltd., Class H	506,000	1,183,552
China Medical System Holdings Ltd.	227,000	384,361
China Meidong Auto Holdings Ltd.	98,000	506,251
China Mengniu Dairy Co. Ltd.	479,000	3,047,667
China Merchants Bank Co. Ltd., Class A	262,000	2,203,992
China Merchants Bank Co. Ltd., Class H	647,593	5,426,919
China Merchants Port Holdings Co. Ltd.	240,000	400,123
China Merchants Securities Co. Ltd., Class A	152,060	407,623
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	315,077	513,212
China Minsheng Banking Corp. Ltd., Class A	889,495	539,532
China Minsheng Banking Corp. Ltd., Class H	827,740	328,196
China Molybdenum Co. Ltd., Class H	807,000	498,890
China National Building Material Co. Ltd., Class H	602,000	754,482
China Oilfield Services Ltd., Class H	314,000	300,299
China Overseas Land & Investment Ltd.	639,000	1,409,350
China Overseas Property Holdings Ltd.	215,000	193,157
China Pacific Insurance Group Co. Ltd., Class A	146,897	626,655
China Pacific Insurance Group Co. Ltd., Class H	414,400	1,267,182
China Petroleum & Chemical Corp., Class A	980,398	650,558
China Petroleum & Chemical Corp., Class H	3,697,000	1,801,299
China Power International Development Ltd.	837,000	420,500
China Railway Group Ltd., Class A	925,996	758,478
China Railway Group Ltd., Class H	222,000	108,446
China Renewable Energy Investment Ltd.(a)(d)	7,401	—
China Resources Beer Holdings Co. Ltd.	230,000	1,899,073
China Resources Cement Holdings Ltd.	380,000	319,544
China Resources Gas Group Ltd.	148,000	795,116
China Resources Land Ltd.	532,000	2,067,069
China Resources Mixc Lifestyle Services Ltd.(b)	95,600	502,890
China Resources Pharmaceutical Group Ltd.(b)	183,500	88,272
China Resources Power Holdings Co. Ltd.	318,000	823,055
China Shenhua Energy Co. Ltd., Class H	590,000	1,268,674
China Southern Airlines Co. Ltd., Class H(a)	194,000	117,974
China State Construction Engineering Corp. Ltd., Class A	1,107,498	804,696
China State Construction International Holdings Ltd.	356,000	364,746
China Taiping Insurance Holdings Co. Ltd.	288,400	438,856
China Tourism Group Duty Free Corp. Ltd., Class A	26,698	1,116,730
China Tower Corp. Ltd., Class H(b)	7,850,000	1,017,350

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Traditional Chinese Medicine Holdings Co. Ltd.	420,000	$199,730
China Vanke Co. Ltd., Class A	198,800	564,502
China Vanke Co. Ltd., Class H	248,300	580,135
China Yangtze Power Co. Ltd., Class A	280,449	930,067
China Yuhua Education Corp. Ltd.(b)	272,000	123,756
Chinasoft International Ltd.	422,000	704,626
Chindata Group Holdings Ltd., ADR(a)	14,476	144,181
Chongqing Rural Commercial Bank Co. Ltd., Class H	90,000	32,375
Chongqing Zhifei Biological Products Co. Ltd., Class A	40,400	948,535
CIFI Ever Sunshine Services Group Ltd.	116,000	207,000
CIFI Holdings Group Co. Ltd.	424,000	235,353
CITIC Ltd.	989,000	990,776
CITIC Securities Co. Ltd., Class A	226,800	915,659
CITIC Securities Co. Ltd., Class H	266,000	675,363
Contemporary Amperex Technology Co. Ltd., Class A	25,000	2,501,037
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	123,530	318,433
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(c)	774,749	1,200,014
COSCO SHIPPING Ports Ltd.	276,000	229,738
Country Garden Holdings Co. Ltd.	1,345,828	1,266,434
Country Garden Services Holdings Co. Ltd.	232,000	1,786,047
CSC Financial Co. Ltd., Class A	129,300	570,325
CSPC Pharmaceutical Group Ltd.	1,452,960	1,516,163
Dada Nexus Ltd., ADR(a)	18,287	371,409
Dali Foods Group Co. Ltd.(b)	296,500	165,008
Daqo New Energy Corp., ADR(a)(c)	13,533	1,052,732
Dongfeng Motor Group Co. Ltd., Class H	448,000	417,248
East Money Information Co. Ltd., Class A	136,644	701,777
ENN Energy Holdings Ltd.	137,000	2,360,301
Eve Energy Co. Ltd., Class A	32,800	580,646
Far East Horizon Ltd.	274,000	261,657
Flat Glass Group Co. Ltd., Class H	108,000	578,952
Focus Media Information Technology Co. Ltd., Class A	670,750	767,635
Foshan Haitian Flavouring & Food Co. Ltd., Class A	47,700	872,307
Fosun International Ltd.	442,500	518,441
Fuyao Glass Industry Group Co. Ltd., Class H(b)	123,600	711,651
Ganfeng Lithium Co. Ltd., Class A	26,400	690,312
Ganfeng Lithium Co. Ltd., Class H(b)	40,600	760,669
Gaotu Techedu Inc.(a)(c)	19,171	56,363
GDS Holdings Ltd., ADR(a)	23,860	1,417,284
Geely Automobile Holdings Ltd.	982,000	3,408,168
Genscript Biotech Corp.(a)	198,000	876,126
GF Securities Co. Ltd., Class H	242,200	410,799
GoerTek Inc., Class A	76,000	515,507
GOME Retail Holdings Ltd.(a)(c)	1,633,320	165,562
Great Wall Motor Co. Ltd., Class H	556,500	2,503,996
Greentown Service Group Co. Ltd.	260,000	257,380
Guangdong Investment Ltd.	494,000	621,137
Guangzhou Automobile Group Co. Ltd., Class H	464,028	438,024
Guangzhou R&F Properties Co. Ltd., Class H(c)	272,400	170,401
Guotai Junan Securities Co. Ltd., Class A	376,200	1,028,792
Haidilao International Holding Ltd.(b)	158,000	440,556
Haier Smart Home Co. Ltd., Class A	234,200	993,865
Haier Smart Home Co. Ltd., Class H	379,600	1,413,514
Haitian International Holdings Ltd.	113,000	329,338
Haitong Securities Co. Ltd., Class A	377,892	728,234
Haitong Securities Co. Ltd., Class H	594,000	528,435
Hangzhou Tigermed Consulting Co. Ltd., Class A	28,700	763,028
Hansoh Pharmaceutical Group Co. Ltd.(b)	192,000	426,838
Hello Group Inc., ADR	27,269	339,499
Security	Shares	Value

China (continued)
Henan Shuanghui Investment & Development Co. Ltd., Class A	76,000	$349,758
Hengan International Group Co. Ltd.	106,000	553,949
Hengli Petrochemical Co. Ltd., Class A	100,700	346,796
HengTen Networks Group Ltd.(a)(c)	420,000	143,288
Hopson Development Holdings Ltd.	123,970	336,401
Hua Hong Semiconductor Ltd.(a)(b)(c)	126,000	632,301
Huaneng Power International Inc., Class H	878,000	454,416
Huatai Securities Co. Ltd., Class A	296,500	733,534
Huatai Securities Co. Ltd., Class H(b)	95,400	141,870
Huaxia Bank Co. Ltd., Class A	724,800	636,588
Huazhu Group Ltd., ADR(a)	29,992	1,390,429
HUYA Inc., ADR(a)	12,998	106,844
I-Mab, ADR(a)	7,346	453,909
Industrial & Commercial Bank of China Ltd., Class A	1,097,410	800,154
Industrial & Commercial Bank of China Ltd., Class H	9,439,285	5,174,258
Industrial Bank Co. Ltd., Class A	319,542	928,758
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	100,799	674,894
Innovent Biologics Inc.(a)(b)	154,000	1,378,354
iQIYI Inc., ADR(a)(c)	48,401	400,760
JD Health International Inc.(a)(b)(c)	47,050	413,026
JD.com Inc., ADR(a)	149,604	11,711,001
Jiangsu Expressway Co. Ltd., Class H	88,000	83,444
Jiangsu Hengli Hydraulic Co. Ltd., Class A	25,300	324,016
Jiangsu Hengrui Medicine Co. Ltd., Class A	84,256	646,411
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	40,400	1,170,575
Jiangxi Copper Co. Ltd., Class H	226,000	394,668
Jinxin Fertility Group Ltd.(a)(b)(c)	302,000	425,948
Jiumaojiu International Holdings Ltd.(b)	134,000	335,446
JOYY Inc., ADR	10,440	526,072
Kaisa Group Holdings Ltd.(c)	408,000	62,679
KE Holdings Inc., ADR(a)	59,326	1,080,920
Kingboard Holdings Ltd.	115,000	501,148
Kingboard Laminates Holdings Ltd.	202,500	317,441
Kingdee International Software Group Co. Ltd.(a)	413,000	1,358,925
Kingsoft Cloud Holdings Ltd., ADR(a)(c)	9,298	213,575
Kingsoft Corp. Ltd.	155,000	661,392
Kuaishou Technology(a)(b)	43,700	571,657
Kunlun Energy Co. Ltd.	664,000	604,758
Kweichow Moutai Co. Ltd., Class A	12,800	3,647,833
KWG Group Holdings Ltd.	191,500	166,933
Lee & Man Paper Manufacturing Ltd.	241,000	181,137
Lenovo Group Ltd.	1,286,000	1,396,555
Lens Technology Co. Ltd., Class A	113,925	378,565
Li Auto Inc., ADR(a)	81,438	2,657,322
Li Ning Co. Ltd.	366,000	4,038,831
Logan Group Co. Ltd.	182,000	182,310
Longfor Group Holdings Ltd.(b)	300,000	1,451,376
LONGi Green Energy Technology Co. Ltd., Class A	97,740	1,488,297
Lufax Holding Ltd., ADR(a)(c)	24,110	152,134
Luxshare Precision Industry Co. Ltd., Class A	121,288	732,531
Luzhou Laojiao Co. Ltd., Class A	22,300	794,473
Mango Excellent Media Co. Ltd., Class A	46,000	281,794
Meituan, Class B(a)(b)	680,900	23,170,081
Microport Scientific Corp.(c)	123,200	579,624
Ming Yuan Cloud Group Holdings Ltd.	191,000	620,846
Minth Group Ltd.	120,000	476,933
MMG Ltd.(a)	440,000	203,237
Muyuan Foods Co. Ltd., Class A	80,858	722,090
NARI Technology Co. Ltd., Class A	136,620	830,785

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
NetEase Inc., ADR	71,897	$7,016,428
New China Life Insurance Co. Ltd., Class A	46,000	280,382
New China Life Insurance Co. Ltd., Class H	113,400	327,147
New Hope Liuhe Co. Ltd., Class A(a)	150,007	337,010
New Oriental Education & Technology Group Inc., ADR(a)	261,613	536,307
Nine Dragons Paper Holdings Ltd.	299,000	375,993
NIO Inc., ADR(a)	222,613	8,773,178
Noah Holdings Ltd., ADR(a)(c)	5,848	248,598
Nongfu Spring Co. Ltd., Class H(b)	59,600	302,325
OneConnect Financial Technology Co. Ltd.(a)(c)	18,282	57,954
People’s Insurance Co. Group of China Ltd. (The), Class H	2,094,000	653,167
PetroChina Co. Ltd., Class A	207,100	177,015
PetroChina Co. Ltd., Class H	3,746,000	1,806,124
Pharmaron Beijing Co. Ltd., Class H(b)	40,400	874,135
PICC Property & Casualty Co. Ltd., Class H	1,196,285	1,113,676
Pinduoduo Inc., ADR(a)	74,984	6,667,577
Ping An Bank Co. Ltd., Class A	273,400	831,696
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	86,300	417,193
Ping An Insurance Group Co. of China Ltd., Class A	144,706	1,116,325
Ping An Insurance Group Co. of China Ltd., Class H	1,066,000	7,635,470
Poly Developments and Holdings Group Co. Ltd., Class A	239,900	470,213
Poly Property Services Co. Ltd., Class H(c)	44,200	246,744
Postal Savings Bank of China Co. Ltd., Class H(b)	1,517,000	1,102,545
Powerlong Real Estate Holdings Ltd.	175,000	119,887
RLX Technology Inc., ADR(a)(c)	104,077	505,814
Rongsheng Petrochemical Co. Ltd., Class A	182,150	489,947
SAIC Motor Corp. Ltd., Class A	134,100	425,011
Sany Heavy Equipment International Holdings Co. Ltd.	190,000	216,204
Sany Heavy Industry Co. Ltd., Class A	128,927	461,732
Seazen Group Ltd.	344,000	272,131
SF Holding Co. Ltd., Class A	80,800	813,694
Shandong Gold Mining Co. Ltd., Class A	168,200	521,264
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	416,000	708,585
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(c)	101,500	477,785
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	286,002
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,100	245,433
Shanghai Pudong Development Bank Co. Ltd., Class A	518,500	723,237
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	19,180	902,360
Shenwan Hongyuan Group Co. Ltd., Class A	781,406	625,368
Shenzhen Inovance Technology Co. Ltd., Class A	43,700	444,671
Shenzhen International Holdings Ltd.	117,500	141,460
Shenzhen Investment Ltd.	568,000	139,319
Shenzhen Kangtai Biological Products Co. Ltd., Class A	14,400	257,138
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,300	953,896
Shenzhou International Group Holdings Ltd.	140,200	3,020,497
Shimao Group Holdings Ltd.	212,500	333,345
Shimao Services Holdings Ltd.(b)(c)	91,000	171,517
Silergy Corp.	12,000	1,982,461
Sinopharm Group Co. Ltd., Class H	244,000	579,381
Sinotruk Hong Kong Ltd.	117,000	161,492
Smoore International Holdings Ltd.(b)	297,000	1,412,287
Security	Shares	Value

China (continued)
SSY Group Ltd.	306,000	$145,361
Sun Art Retail Group Ltd.	469,500	275,249
Sunac China Holdings Ltd.(c)	417,000	891,765
Sunac Services Holdings Ltd.(a)(b)	93,000	187,685
Sungrow Power Supply Co. Ltd., Class A	21,200	544,205
Suning.com Co. Ltd., Class A(a)	350,794	244,715
Sunny Optical Technology Group Co. Ltd.	122,400	3,284,413
TAL Education Group, ADR(a)(c)	69,025	282,312
Tencent Holdings Ltd.	967,800	58,871,074
Tencent Music Entertainment Group, ADR(a)	101,463	797,499
Tingyi Cayman Islands Holding Corp.	310,000	578,610
Tongcheng-Elong Holdings Ltd.(a)	230,000	512,590
Tongwei Co. Ltd., Class A	82,600	736,559
Topsports International Holdings Ltd.(b)	278,000	337,728
TravelSky Technology Ltd., Class H	142,000	265,321
Trip.com Group Ltd., ADR(a)	84,960	2,426,458
Tsingtao Brewery Co. Ltd., Class H	90,000	783,163
Uni-President China Holdings Ltd.	192,000	163,640
Up Fintech Holding Ltd., ADR(a)(c)	15,613	101,016
Venus MedTech Hangzhou Inc., Class H(a)(b)	39,500	182,806
Vinda International Holdings Ltd.(c)	58,000	159,900
Vipshop Holdings Ltd., ADR(a)	77,741	867,590
Vnet Group Inc., ADR(a)(c)	14,681	230,198
Wanhua Chemical Group Co. Ltd., Class A	45,631	753,042
Want Want China Holdings Ltd.	860,000	666,969
Weibo Corp., ADR(a)	10,429	469,096
Weichai Power Co. Ltd., Class H	407,000	728,516
Weimob Inc.(a)(b)	587,000	896,560
Wens Foodstuffs Group Co. Ltd., Class A	226,360	581,637
Wharf Holdings Ltd. (The)	243,000	844,855
Will Semiconductor Co. Ltd. Shanghai, Class A	20,400	846,464
Wingtech Technology Co. Ltd., Class A	40,400	692,480
Wuliangye Yibin Co. Ltd., Class A	43,300	1,461,261
WuXi AppTec Co. Ltd., Class A	36,714	790,172
WuXi AppTec Co. Ltd., Class H(b)	57,336	1,224,190
Wuxi Biologics Cayman Inc., New(a)(b)	597,500	9,050,304
Xiaomi Corp., Class B(a)(b)	2,473,600	6,761,720
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	157,400	351,993
Xinyi Solar Holdings Ltd.(c)	760,000	1,578,717
XPeng Inc., ADR(a)(c)	66,224	3,088,025
Yadea Group Holdings Ltd.(b)	210,000	360,816
Yanzhou Coal Mining Co. Ltd., Class H	376,000	557,705
Yihai International Holding Ltd.(c)	76,000	445,178
Yonyou Network Technology Co. Ltd., Class A	70,600	349,976
Yum China Holdings Inc.	71,116	4,059,301
Yunnan Baiyao Group Co. Ltd., Class A	24,599	343,920
Yunnan Energy New Material Co. Ltd., Class A	20,700	942,814
Zai Lab Ltd., ADR(a)	13,163	1,374,217
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	9,400	603,502
Zhaojin Mining Industry Co. Ltd., Class H	247,000	175,853
Zhejiang Expressway Co. Ltd., Class H	168,000	149,204
Zhenro Properties Group Ltd.(c)	304,000	144,567
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	133,900	487,056
Zhongsheng Group Holdings Ltd.	89,000	802,455
Zhuzhou CRRC Times Electric Co. Ltd.(a)	103,400	494,098
Zijin Mining Group Co. Ltd., Class A	358,200	584,083
Zijin Mining Group Co. Ltd., Class H	812,000	1,129,206

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	305,200	$219,830
ZTE Corp., Class A	37,600	191,209
ZTE Corp., Class H	130,800	392,640
ZTO Express Cayman Inc., ADR	74,425	2,182,885
		459,342,888
Colombia — 0.0%
Bancolombia SA	35,968	321,691
Ecopetrol SA	982,056	742,461
Grupo de Inversiones Suramericana SA	8,304	48,403
Interconexion Electrica SA ESP	75,843	455,372
		1,567,927
Cyprus — 0.1%
Ozon Holdings PLC, ADR(a)	5,443	249,063
TCS Group Holding PLC, GDR(e)	20,214	2,084,429
		2,333,492
Czech Republic — 0.0%
CEZ AS	34,929	1,153,094
Komercni Banka AS(a)	13,085	507,542
Moneta Money Bank AS(a)(b)	79,967	312,612
		1,973,248
Denmark — 1.7%
Ambu A/S, Class B(c)	29,332	834,992
AP Moller - Maersk A/S, Class A	519	1,424,997
AP Moller - Maersk A/S, Class B, NVS	718	2,080,726
Carlsberg A/S, Class B	17,026	2,811,261
Chr Hansen Holding A/S	18,367	1,461,368
Coloplast A/S, Class B	20,421	3,335,116
Danske Bank A/S	109,858	1,858,976
Demant A/S(a)	22,014	1,067,194
DSV A/S	35,709	8,299,386
Genmab A/S(a)	11,305	5,078,788
GN Store Nord A/S	22,475	1,365,743
Novo Nordisk A/S, Class B	285,537	31,310,519
Novozymes A/S, Class B	35,724	2,627,815
Orsted A/S(b)	33,026	4,664,674
Pandora A/S	17,567	2,458,248
Rockwool International A/S, Class B	1,410	644,815
Tryg A/S	54,059	1,282,988
Vestas Wind Systems A/S	173,363	7,494,415
		80,102,021
Egypt — 0.0%
Commercial International Bank Egypt SAE(a)	307,664	1,001,571
Eastern Co. SAE	149,094	110,089
		1,111,660
Finland — 0.8%
Elisa OYJ	21,517	1,298,556
Fortum OYJ	76,735	2,282,104
Kesko OYJ, Class B	51,041	1,661,103
Kone OYJ, Class B	58,115	3,963,388
Neste OYJ	73,637	4,099,505
Nokia OYJ(a)	953,231	5,471,074
Nordea Bank Abp	561,240	6,873,404
Orion OYJ, Class B	20,749	898,506
Sampo OYJ, Class A	80,532	4,281,187
Stora Enso OYJ, Class R	97,810	1,627,511
UPM-Kymmene OYJ	89,215	3,148,480
Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	78,655	$1,090,806
		36,695,624
France — 7.0%
Accor SA(a)	30,201	1,080,785
Aeroports de Paris(a)(c)	5,181	691,272
Air Liquide SA	79,643	13,297,011
Airbus SE(a)	99,418	12,753,542
Alstom SA(c)	44,908	1,600,422
Amundi SA(b)	10,416	928,036
Arkema SA	11,940	1,633,320
Atos SE	17,875	932,587
AXA SA	315,313	9,173,396
BioMerieux	6,114	778,731
BNP Paribas SA	189,092	12,657,291
Bollore SA	138,667	805,960
Bouygues SA	33,556	1,359,531
Bureau Veritas SA	50,503	1,605,239
Capgemini SE	26,956	6,285,137
Carrefour SA	103,116	1,866,797
Cie. de Saint-Gobain	86,615	5,977,520
Cie. Generale des Etablissements Michelin SCA	29,541	4,644,360
CNP Assurances	34,375	861,271
Covivio	10,005	866,572
Credit Agricole SA	189,998	2,866,492
Danone SA	104,816	6,832,508
Dassault Aviation SA	4,490	469,222
Dassault Systemes SE	111,908	6,535,135
Edenred.	44,488	2,407,299
Eiffage SA	13,656	1,405,546
Electricite de France SA	84,016	1,238,224
Engie SA	309,027	4,395,955
EssilorLuxottica SA	48,935	10,124,520
Eurazeo SE	6,301	590,617
Eurofins Scientific SE	23,271	2,746,325
Faurecia SE	18,816	982,722
Gecina SA	8,644	1,209,630
Getlink SE	78,193	1,203,478
Hermes International	5,411	8,592,207
Ipsen SA	7,087	733,461
Kering SA	12,875	9,663,132
Klepierre SA	30,246	720,044
La Francaise des Jeux SAEM(b)	16,072	834,545
Legrand SA	46,641	5,088,068
L’Oreal SA	42,414	19,402,485
LVMH Moet Hennessy Louis Vuitton SE	46,847	36,733,740
Orange SA	314,718	3,431,984
Orpea SA	8,376	874,906
Pernod Ricard SA	35,329	8,127,793
Publicis Groupe SA	37,783	2,536,502
Remy Cointreau SA	4,009	809,856
Renault SA(a)	31,728	1,143,289
Safran SA	56,970	7,667,576
Sanofi	192,248	19,310,178
Sartorius Stedim Biotech	4,816	2,654,439
Schneider Electric SE	91,249	15,732,977
SCOR SE	28,410	956,426
SEB SA	3,672	575,363
Societe Generale SA	134,185	4,482,305
Sodexo SA(a)	15,330	1,491,444
Suez SA	62,013	1,411,159

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Teleperformance	9,874	$4,124,485
Thales SA	18,334	1,691,834
TotalEnergies SE	421,307	21,096,927
Ubisoft Entertainment SA(a)	15,292	800,747
Unibail-Rodamco-Westfield(a)	21,994	1,570,475
Valeo	41,472	1,218,533
Veolia Environnement SA(c)	111,026	3,625,995
Vinci SA	87,681	9,373,993
Vivendi SE	120,549	1,552,980
Wendel SE	5,159	687,228
Worldline SA(a)(b)	41,748	2,434,583
		323,958,112
Germany — 5.2%
adidas AG	32,448	10,620,270
Allianz SE, Registered	69,303	16,092,873
Aroundtown SA	167,953	1,167,191
BASF SE	156,498	11,263,731
Bayer AG, Registered.	168,365	9,488,656
Bayerische Motoren Werke AG	55,074	5,564,457
Bechtle AG	14,002	1,050,342
Beiersdorf AG	17,227	1,831,805
Brenntag SE	26,050	2,478,352
Carl Zeiss Meditec AG, Bearer	7,533	1,517,072
Commerzbank AG(a)	174,583	1,274,958
Continental AG(a)	18,648	2,192,471
Covestro AG(b)	30,347	1,943,380
Daimler AG, Registered	146,311	14,523,183
Delivery Hero SE(a)(b)	25,893	3,229,505
Deutsche Bank AG, Registered(a)	345,092	4,432,813
Deutsche Boerse AG	32,033	5,317,704
Deutsche Lufthansa AG, Registered(a)(c)	113,202	748,323
Deutsche Post AG, Registered	166,930	10,334,132
Deutsche Telekom AG, Registered	565,494	10,516,577
E.ON SE	377,567	4,787,474
Evonik Industries AG	27,117	878,612
Fresenius Medical Care AG & Co. KGaA	35,528	2,360,092
Fresenius SE & Co. KGaA	71,212	3,236,852
GEA Group AG	28,256	1,391,641
Hannover Rueck SE	9,027	1,648,185
HeidelbergCement AG	24,829	1,869,746
HelloFresh SE(a)	27,356	2,216,899
Henkel AG & Co. KGaA	18,392	1,535,958
Infineon Technologies AG	224,058	10,492,935
KION Group AG	12,819	1,400,203
Knorr-Bremse AG	10,239	1,080,644
LANXESS AG	15,859	1,068,617
LEG Immobilien SE	11,519	1,713,371
Merck KGaA	21,786	5,148,571
MTU Aero Engines AG	9,220	2,053,639
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,949	7,090,971
Nemetschek SE	10,720	1,230,834
Puma SE	16,574	2,056,002
Rational AG	880	873,441
RWE AG	111,672	4,298,440
SAP SE	175,924	25,475,746
Scout24 SE(b)	14,812	1,031,597
Siemens AG, Registered	128,907	20,957,943
Siemens Healthineers AG(b)	45,625	3,034,332
Symrise AG	22,401	3,098,553
Security	Shares	Value

Germany (continued)
TeamViewer AG(a)(b)	26,246	$391,729
Telefonica Deutschland Holding AG	154,191	401,732
Uniper SE	15,487	684,628
United Internet AG, Registered(e)	19,886	733,801
Volkswagen AG	5,233	1,701,237
Vonovia SE	91,862	5,572,606
Zalando SE(a)(b)	34,305	3,241,156
		240,345,982
Greece — 0.0%
Eurobank Ergasias Services and Holdings SA, Class A(a)	216,818	227,728
Hellenic Telecommunications Organization SA	30,914	548,841
JUMBO SA	23,107	343,932
OPAP SA	39,345	614,463
		1,734,964
Hong Kong — 1.9%
AIA Group Ltd.	2,068,800	23,185,060
BOC Hong Kong Holdings Ltd.	611,500	1,937,748
Budweiser Brewing Co. APAC Ltd.(b)	254,400	697,769
China Youzan Ltd.(a)	2,336,000	296,272
Chow Tai Fook Jewellery Group Ltd.	294,400	600,458
CK Asset Holdings Ltd.	332,060	2,051,153
CK Hutchison Holdings Ltd.	440,560	2,953,699
CK Infrastructure Holdings Ltd.	104,500	630,030
CLP Holdings Ltd.	272,000	2,663,130
ESR Cayman Ltd.(a)(b)	354,000	1,145,496
Futu Holdings Ltd., ADR(a)(c)	12,407	664,023
Galaxy Entertainment Group Ltd.(a)	346,000	1,861,730
Hang Lung Properties Ltd.	293,000	680,010
Hang Seng Bank Ltd.	133,100	2,529,290
Henderson Land Development Co. Ltd.	204,617	856,768
HK Electric Investments & HK Electric Investments Ltd., Class SS	472,000	470,150
HKT Trust & HKT Ltd., Class SS	560,000	759,938
Hong Kong & China Gas Co. Ltd.	1,947,748	3,025,886
Hong Kong Exchanges & Clearing Ltd.	181,300	10,921,821
Hongkong Land Holdings Ltd.	165,100	911,727
Hutchmed China Ltd., ADR(a)	14,481	426,031
Jardine Matheson Holdings Ltd.	35,700	2,073,567
Link REIT	358,400	3,175,223
Melco Resorts & Entertainment Ltd., ADR(a)	39,292	425,532
MTR Corp.Ltd.	260,500	1,421,057
New World Development Co. Ltd.	210,750	914,113
Power Assets Holdings Ltd.	236,500	1,445,323
Sands China Ltd.(a)	380,800	867,910
Sino Biopharmaceutical Ltd.	1,890,000	1,393,656
Sino Land Co. Ltd.	440,000	578,329
SITC International Holdings Co. Ltd.	286,000	966,635
SJM Holdings Ltd.(a)	267,000	198,573
Sun Hung Kai Properties Ltd.	210,500	2,790,877
Swire Pacific Ltd., Class A	85,500	537,503
Swire Properties Ltd.	166,600	446,649
Techtronic Industries Co. Ltd.	239,500	4,920,588
WH Group Ltd.(b)	1,889,500	1,324,566
Wharf Real Estate Investment Co. Ltd.	258,000	1,457,251
Wynn Macau Ltd.(a)(c)	245,200	219,275
Xinyi Glass Holdings Ltd.	445,000	1,253,985
Yuexiu Property Co. Ltd.	91,200	80,136
		85,758,937

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	89,155	$761,858
OTP Bank Nyrt(a)	37,091	2,228,702
Richter Gedeon Nyrt	16,628	465,812
		3,456,372
India — 3.5%
ACC Ltd.	17,506	546,626
Adani Enterprises Ltd.	46,883	892,542
Adani Green Energy Ltd.(a)	71,116	1,093,380
Adani Ports & Special Economic Zone Ltd.	100,723	934,299
Adani Total Gas Ltd.	41,076	789,608
Adani Transmission Ltd.(a)	38,218	900,268
Ambuja Cements Ltd.	135,495	734,282
Apollo Hospitals Enterprise Ltd.	18,903	1,078,294
Asian Paints Ltd.	69,088	2,863,236
Aurobindo Pharma Ltd.	58,364	538,095
Avenue Supermarts Ltd.(a)(b)	27,473	1,704,029
Axis Bank Ltd.(a)	353,302	3,515,693
Bajaj Auto Ltd.	14,115	699,898
Bajaj Finance Ltd.	47,902	4,750,385
Bajaj Finserv Ltd.	7,260	1,733,247
Bandhan Bank Ltd.(b)	113,050	441,708
Bharat Petroleum Corp. Ltd.	145,769	814,939
Bharti Airtel Ltd.(a)	431,157	3,955,150
Biocon Ltd.(a)	91,159	428,100
Britannia Industries Ltd.	21,358	1,050,683
Cipla Ltd.	82,478	998,433
Coal India Ltd.	252,306	555,258
Colgate-Palmolive India Ltd.	22,968	473,794
Dabur India Ltd.	103,744	812,585
Divi’s Laboratories Ltd.	24,358	1,676,034
Dr. Reddy’s Laboratories Ltd.	21,178	1,317,339
Eicher Motors Ltd.	24,061	800,840
GAIL India Ltd.	327,695	652,047
Godrej Consumer Products Ltd.(a)	74,101	948,693
Grasim Industries Ltd.	55,484	1,278,306
Havells India Ltd.	41,130	695,127
HCL Technologies Ltd.	183,901	2,815,921
HDFC Asset Management Co. Ltd.(b)	10,645	377,059
HDFC Life Insurance Co. Ltd.(b)	156,447	1,422,780
Hero MotoCorp Ltd.	22,357	794,829
Hindalco Industries Ltd.	289,411	1,783,398
Hindustan Unilever Ltd.	142,528	4,561,910
Housing Development Finance Corp. Ltd.	298,682	11,387,748
ICICI Bank Ltd.	879,276	9,467,258
ICICI Lombard General Insurance Co. Ltd.(b)	39,035	773,500
ICICI Prudential Life Insurance Co. Ltd.(b)	82,337	681,046
Indraprastha Gas Ltd.	67,497	427,842
Indus Towers Ltd.	130,269	473,537
Info Edge India Ltd.	14,805	1,204,799
Infosys Ltd.	584,249	13,074,799
InterGlobe Aviation Ltd.(a)(b)	23,435	680,755
ITC Ltd.	552,114	1,648,483
JSW Steel Ltd.	155,820	1,395,603
Jubilant Foodworks Ltd.	15,577	769,875
Kotak Mahindra Bank Ltd.	104,216	2,834,882
Larsen & Toubro Infotech Ltd.(b)	9,207	823,685
Larsen & Toubro Ltd.	118,705	2,811,918
Lupin Ltd.	44,812	553,953
Mahindra & Mahindra Ltd.	148,796	1,762,938
Marico Ltd.	102,581	779,985
Security	Shares	Value

India (continued)
Maruti Suzuki India Ltd.	25,578	$2,561,066
Motherson Sumi Systems Ltd.	241,363	723,300
MRF Ltd.	433	447,722
Nestle India Ltd.	5,847	1,485,664
NTPC Ltd.	787,666	1,398,444
Oil & Natural Gas Corp. Ltd.	461,568	918,491
Page Industries Ltd.	1,098	553,265
Petronet LNG Ltd.	170,063	522,072
Pidilite Industries Ltd.	30,644	948,305
Piramal Enterprises Ltd.	23,798	829,530
Power Grid Corp. of India Ltd.	490,050	1,213,869
Reliance Industries Ltd.	488,606	16,580,921
SBI Life Insurance Co. Ltd.(b)	78,052	1,196,055
Shree Cement Ltd.	1,992	762,625
Shriram Transport Finance Co. Ltd.	38,887	749,049
Siemens Ltd.	12,037	352,024
State Bank of India	334,787	2,252,478
Sun Pharmaceutical Industries Ltd.	157,805	1,678,035
Tata Consultancy Services Ltd.	157,611	7,164,128
Tata Consumer Products Ltd.	120,259	1,303,251
Tata Motors Ltd.(a)	313,964	2,019,734
Tata Steel Ltd.	128,021	2,257,115
Tech Mahindra Ltd.	106,653	2,111,098
Titan Co. Ltd.	64,825	2,068,393
UltraTech Cement Ltd.	19,506	1,992,131
United Spirits Ltd.(a)	70,408	893,785
UPL Ltd.	93,564	927,573
Vedanta Ltd.	150,763	613,529
Wipro Ltd.	209,000	1,809,844
		161,314,917
Indonesia — 0.4%
Adaro Energy Tbk PT	3,047,100	360,941
Aneka Tambang Tbk	1,510,000	249,891
Astra International Tbk PT	3,295,900	1,403,765
Bank Central Asia Tbk PT	8,642,000	4,569,694
Bank Mandiri Persero Tbk PT	3,211,884	1,623,838
Bank Negara Indonesia Persero Tbk PT	1,226,600	606,582
Bank Rakyat Indonesia Persero Tbk PT	11,985,316	3,597,796
Barito Pacific Tbk PT	5,485,900	362,984
Charoen Pokphand Indonesia Tbk PT	1,423,700	624,294
Gudang Garam Tbk PT	95,100	225,291
Indah Kiat Pulp & Paper Tbk PT	557,600	333,644
Indocement Tunggal Prakarsa Tbk PT	337,000	281,326
Indofood CBP Sukses Makmur Tbk PT	324,000	201,152
Indofood Sukses Makmur Tbk PT	591,300	265,414
Kalbe Farma Tbk PT	4,442,600	501,732
Merdeka Copper Gold Tbk PT(a)	1,820,900	406,224
Sarana Menara Nusantara Tbk PT	3,412,000	279,661
Semen Indonesia Persero Tbk PT	660,300	424,296
Telkom Indonesia Persero Tbk PT	8,527,800	2,279,358
Tower Bersama Infrastructure Tbk PT	1,019,100	211,683
Unilever Indonesia Tbk PT	1,341,400	418,725
United Tractors Tbk PT	319,345	531,234
		19,759,525
Ireland — 0.5%
CRH PLC	138,598	6,632,444
Flutter Entertainment PLC, Class DI(a)	28,503	5,395,804
Kerry Group PLC, Class A	26,215	3,518,357
Kingspan Group PLC	27,756	3,195,408

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Smurfit Kappa Group PLC	38,356	$2,010,491
		20,752,504
Israel — 0.4%
Azrieli Group Ltd.	5,845	546,644
Bank Hapoalim BM	191,035	1,881,496
Bank Leumi Le-Israel BM	253,387	2,420,952
Check Point Software Technologies Ltd.(a)	18,878	2,257,809
CyberArk Software Ltd.(a)(c)	7,283	1,311,741
Elbit Systems Ltd.	5,518	869,811
ICL Group Ltd.	138,136	1,183,825
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A(a)	142,275	859,658
Mizrahi Tefahot Bank Ltd.	17,197	625,713
Nice Ltd.(a)	11,012	3,113,084
Teva Pharmaceutical Industries Ltd., ADR(a)	186,871	1,633,252
Wix.com Ltd.(a)	9,484	1,763,644
		18,467,631
Italy — 1.4%
Amplifon SpA	21,330	1,085,446
Assicurazioni Generali SpA	169,069	3,681,510
Atlantia SpA(a)	84,203	1,627,507
CNH Industrial NV	177,837	3,063,342
DiaSorin SpA	4,287	969,136
Enel SpA	1,395,596	11,683,626
Eni SpA	428,797	6,145,707
Ferrari NV	21,999	5,220,074
FinecoBank Banca Fineco SpA(a)	95,363	1,821,223
Infrastrutture Wireless Italiane SpA(b)	65,101	719,243
Intesa Sanpaolo SpA	2,796,485	7,948,102
Mediobanca Banca di Credito Finanziario SpA(a)	114,971	1,371,917
Moncler SpA	34,506	2,483,203
Nexi SpA(a)(b)	75,854	1,318,885
Poste Italiane SpA(b)	70,677	1,009,397
Prysmian SpA	43,470	1,643,560
Recordati Industria Chimica e Farmaceutica SpA	15,658	981,082
Snam SpA	350,810	1,986,914
Telecom Italia SpA/Milano	1,491,365	532,044
Tenaris SA	89,374	995,294
Terna - Rete Elettrica Nazionale	239,963	1,787,915
UniCredit SpA	356,059	4,706,901
		62,782,028
Japan — 14.5%
ABC-Mart Inc.	5,200	249,933
Acom Co. Ltd.	95,800	319,505
Advantest Corp.	33,500	2,746,595
Aeon Co. Ltd.	106,600	2,452,294
AGC Inc.	32,500	1,618,356
Aisin Corp.	23,100	845,293
Ajinomoto Co. Inc.	78,400	2,347,349
ANA Holdings Inc.(a)	24,000	559,225
Asahi Group Holdings Ltd.	76,200	3,457,974
Asahi Intecc Co. Ltd.	32,500	856,679
Asahi Kasei Corp.	219,500	2,305,924
Astellas Pharma Inc.	311,900	5,258,250
Azbil Corp.	24,500	1,044,504
Bandai Namco Holdings Inc.	33,100	2,529,454
Bridgestone Corp.	95,200	4,211,580
Brother Industries Ltd.	40,700	786,891
Canon Inc.	171,200	3,892,980
Security	Shares	Value

Japan (continued)
Capcom Co. Ltd.	29,600	$796,696
Casio Computer Co. Ltd.	32,200	455,666
Central Japan Railway Co.	23,900	3,545,339
Chiba Bank Ltd. (The)	85,300	528,708
Chubu Electric Power Co. Inc.	100,500	1,040,288
Chugai Pharmaceutical Co. Ltd.	109,300	4,086,657
Concordia Financial Group Ltd.	199,300	792,152
Cosmos Pharmaceutical Corp.	4,200	641,832
CyberAgent Inc.	61,600	1,032,141
Dai Nippon Printing Co. Ltd.	37,300	924,110
Daifuku Co. Ltd.	15,700	1,445,332
Dai-ichi Life Holdings Inc.	183,200	3,854,263
Daiichi Sankyo Co. Ltd.	290,400	7,327,479
Daikin Industries Ltd.	41,600	9,111,014
Daito Trust Construction Co.Ltd.	10,500	1,301,833
Daiwa House Industry Co. Ltd.	94,900	3,130,767
Daiwa House REIT Investment Corp.	364	1,044,546
Daiwa Securities Group Inc.	256,500	1,441,056
Denso Corp.	71,600	5,190,653
Dentsu Group Inc.	35,900	1,311,918
Disco Corp.	4,400	1,186,229
East Japan Railway Co.	49,300	3,070,723
Eisai Co. Ltd.	41,100	2,912,187
ENEOS Holdings Inc.	503,000	2,028,222
Fanuc Corp.	31,800	6,284,351
Fast Retailing Co. Ltd.	9,700	6,439,030
Fuji Electric Co. Ltd.	21,300	1,041,519
FUJIFILM Holdings Corp.	59,700	4,613,459
Fujitsu Ltd.	32,600	5,634,247
GLP J-REIT	651	1,061,820
GMO Payment Gateway Inc.	9,700	1,228,953
Hakuhodo DY Holdings Inc.	34,200	557,583
Hamamatsu Photonics KK	23,600	1,400,716
Hankyu Hanshin Holdings Inc.	37,900	1,175,111
Harmonic Drive Systems Inc.	10,200	462,383
Hikari Tsushin Inc.	3,300	508,708
Hino Motors Ltd.	50,100	473,930
Hirose Electric Co. Ltd.	5,400	903,046
Hisamitsu Pharmaceutical Co.Inc.	8,400	286,579
Hitachi Construction Machinery Co. Ltd.	17,000	542,401
Hitachi Ltd.	166,600	9,600,248
Hitachi Metals Ltd.(a)	34,300	649,321
Honda Motor Co. Ltd.	271,400	8,027,432
Hoshizaki Corp.	8,200	689,546
Hoya Corp.	61,800	9,097,483
Hulic Co. Ltd.	155,600	1,496,171
Ibiden Co. Ltd.	17,800	1,069,529
Idemitsu Kosan Co. Ltd.	36,872	1,007,059
Iida Group Holdings Co. Ltd.	24,000	591,708
Inpex Corp.	169,500	1,413,515
Isuzu Motors Ltd.	90,200	1,213,442
Ito En Ltd.	14,700	979,104
Itochu Corp.	213,400	6,086,353
Itochu Techno-Solutions Corp.	16,400	518,064
Japan Airlines Co. Ltd.(a)	20,300	436,884
Japan Exchange Group Inc.	87,900	2,081,301
Japan Metropolitan Fund Invest	1,281	1,176,623
Japan Post Bank Co. Ltd.	57,400	447,836
Japan Post Holdings Co. Ltd.	412,300	3,168,072
Japan Post Insurance Co. Ltd.	37,800	613,293

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Japan Real Estate Investment Corp.	198	$1,213,588
Japan Tobacco Inc.	196,900	3,865,378
JFE Holdings Inc.	81,400	1,243,828
JSR Corp.	31,700	1,149,745
Kajima Corp.	74,500	917,300
Kakaku.com Inc.	20,900	693,565
Kansai Electric Power Co. Inc. (The)	106,000	975,954
Kansai Paint Co. Ltd.	27,600	639,105
Kao Corp.	80,900	4,576,354
KDDI Corp.	269,900	8,253,537
Keio Corp.	15,700	792,500
Keisei Electric Railway Co. Ltd.	20,400	656,488
Keyence Corp.	32,700	19,738,202
Kikkoman Corp.	24,100	1,971,141
Kintetsu Group Holdings Co. Ltd.(a)	25,700	808,985
Kirin Holdings Co. Ltd.	136,600	2,377,638
Kobayashi Pharmaceutical Co. Ltd.	7,800	624,515
Kobe Bussan Co. Ltd.	30,700	1,057,513
Koei Tecmo Holdings Co. Ltd.	9,900	460,827
Koito Manufacturing Co. Ltd.	15,700	890,789
Komatsu Ltd.	141,700	3,711,307
Konami Holdings Corp.	14,200	781,434
Kose Corp.	5,300	615,467
Kubota Corp.	176,700	3,764,239
Kurita Water Industries Ltd.	25,400	1,254,545
Kyocera Corp.	53,700	3,143,971
Kyowa Kirin Co. Ltd.	47,600	1,565,471
Lasertec Corp.	12,500	2,711,445
Lawson Inc.	7,000	338,517
Lion Corp.	33,300	554,591
Lixil Corp.	48,400	1,243,390
M3 Inc.	73,000	4,301,911
Makita Corp.	37,100	1,721,882
Marubeni Corp.	279,000	2,367,404
Mazda Motor Corp.(a)	93,000	836,467
McDonald’s Holdings Co. Japan Ltd.(c)	12,900	576,521
Medipal Holdings Corp.	26,200	474,016
MEIJI Holdings Co. Ltd.	19,690	1,242,611
Mercari Inc.(a)	15,600	844,107
Minebea Mitsumi Inc.	61,000	1,544,339
Misumi Group Inc.	48,700	2,036,815
Mitsubishi Chemical Holdings Corp.	206,500	1,709,288
Mitsubishi Corp.	216,600	6,887,438
Mitsubishi Electric Corp.	302,600	4,063,746
Mitsubishi Estate Co. Ltd.	193,400	2,939,097
Mitsubishi Gas Chemical Co. Inc.	23,700	476,992
Mitsubishi Heavy Industries Ltd.	56,200	1,437,195
Mitsubishi UFJ Financial Group Inc.	2,116,900	11,608,010
Mitsui & Co. Ltd.	269,700	6,171,953
Mitsui Chemicals Inc.	30,900	918,775
Mitsui Fudosan Co. Ltd.	157,000	3,589,622
Miura Co. Ltd.	14,100	542,363
Mizuho Financial Group Inc.	422,060	5,570,335
MonotaRO Co. Ltd.	36,800	838,737
MS&AD Insurance Group Holdings Inc.	74,800	2,416,589
Murata Manufacturing Co. Ltd.	95,900	7,113,723
Nabtesco Corp.	19,200	623,109
NEC Corp.	41,200	2,109,523
Nexon Co. Ltd.	82,100	1,397,436
NGK Insulators Ltd.	55,500	924,138
Security	Shares	Value

Japan (continued)
NH Foods Ltd.	11,700	$411,462
Nidec Corp.	74,600	8,262,534
Nihon M&A Center Holdings Inc.	50,300	1,544,431
Nintendo Co. Ltd.	18,600	8,214,819
Nippon Building Fund Inc.	257	1,669,714
Nippon Express Co. Ltd.	12,400	776,171
Nippon Paint Holdings Co. Ltd.	123,700	1,323,569
Nippon Prologis REIT Inc.	339	1,132,271
Nippon Sanso Holdings Corp.	30,300	715,340
Nippon Shinyaku Co. Ltd.	11,600	929,350
Nippon Steel Corp.	137,286	2,407,003
Nippon Telegraph & Telephone Corp.	217,600	6,096,920
Nippon Yusen KK	26,100	1,880,695
Nissan Chemical Corp.	19,200	1,068,646
Nissan Motor Co. Ltd.(a)	392,600	1,998,279
Nisshin Seifun Group Inc.	37,225	587,805
Nissin Foods Holdings Co. Ltd.	9,700	741,466
Nitori Holdings Co. Ltd.	13,400	2,461,720
Nitto Denko Corp.	26,400	2,062,899
Nomura Holdings Inc.	542,900	2,585,569
Nomura Real Estate Holdings Inc.	20,200	492,463
Nomura Real Estate Master Fund Inc.	701	1,049,724
Nomura Research Institute Ltd.	54,200	2,169,846
NSK Ltd.	61,300	411,903
NTT Data Corp.	102,000	2,046,203
Obayashi Corp.	107,700	909,229
Obic Co. Ltd.	11,600	2,145,114
Odakyu Electric Railway Co. Ltd.	44,900	973,406
Oji Holdings Corp.	126,700	628,019
Olympus Corp.	197,600	4,280,617
Omron Corp.	30,000	2,869,039
Ono Pharmaceutical Co. Ltd.	61,200	1,284,082
Oracle Corp. Japan	6,000	567,747
Oriental Land Co. Ltd.	33,200	5,243,597
ORIX Corp.	219,500	4,362,845
Orix JREIT Inc.	489	811,302
Osaka Gas Co. Ltd.	60,700	978,361
Otsuka Corp.	18,400	906,320
Otsuka Holdings Co. Ltd.	63,200	2,499,513
Pan Pacific International Holdings Corp.	64,600	1,356,399
Panasonic Corp.	380,100	4,700,325
PeptiDream Inc.(a)	29,800	720,331
Persol Holdings Co. Ltd.	27,800	747,226
Pigeon Corp.	18,500	428,389
Pola Orbis Holdings Inc.	14,500	309,600
Rakuten Group Inc.	143,300	1,568,852
Recruit Holdings Co. Ltd.	229,800	15,286,066
Renesas Electronics Corp.(a)	204,900	2,520,562
Resona Holdings Inc.	348,100	1,307,672
Ricoh Co. Ltd.	107,800	1,049,739
Rinnai Corp.	5,500	564,698
Rohm Co. Ltd.	14,500	1,325,844
Ryohin Keikaku Co. Ltd.	48,700	959,694
Santen Pharmaceutical Co.Ltd.	62,100	875,297
SBI Holdings Inc.	40,700	1,054,922
SCSK Corp.	23,400	473,548
Secom Co. Ltd.	34,700	2,365,584
Seiko Epson Corp.	43,400	772,783
Sekisui Chemical Co. Ltd.	62,500	1,026,795
Sekisui House Ltd.	102,300	2,126,896

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Seven & i Holdings Co. Ltd.	125,500	$5,269,088
SG Holdings Co. Ltd.	49,300	1,237,976
Sharp Corp.	34,000	401,036
Shimadzu Corp.	41,200	1,673,842
Shimano Inc.	12,500	3,487,668
Shimizu Corp.	118,700	869,696
Shin-Etsu Chemical Co. Ltd.	59,500	10,610,816
Shionogi & Co. Ltd.	44,000	2,868,811
Shiseido Co. Ltd.	66,700	4,450,686
Shizuoka Bank Ltd. (The)	73,800	594,266
SMC Corp.	9,600	5,728,944
Softbank Corp.	484,300	6,610,538
SoftBank Group Corp.	213,400	11,552,913
Sohgo Security Services Co. Ltd.	17,900	765,828
Sompo Holdings Inc.	54,700	2,372,166
Sony Group Corp.	214,800	24,873,042
Square Enix Holdings Co. Ltd.	14,100	772,399
Stanley Electric Co. Ltd.	24,100	607,445
Subaru Corp.	101,400	1,988,939
SUMCO Corp.	45,600	871,353
Sumitomo Chemical Co. Ltd.	235,000	1,157,684
Sumitomo Corp.	192,600	2,744,485
Sumitomo Dainippon Pharma Co. Ltd.	28,800	407,277
Sumitomo Electric Industries Ltd.	130,500	1,732,109
Sumitomo Metal Mining Co. Ltd.	40,700	1,578,846
Sumitomo Mitsui Financial Group Inc.	225,900	7,330,372
Sumitomo Mitsui Trust Holdings Inc.	52,900	1,740,084
Sumitomo Realty & Development Co. Ltd.	52,000	1,879,275
Suntory Beverage & Food Ltd.	20,300	787,689
Suzuki Motor Corp.	59,800	2,666,892
Sysmex Corp.	27,700	3,434,545
T&D Holdings Inc.	96,100	1,232,546
Taisei Corp.	31,600	991,581
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	262,939
Takeda Pharmaceutical Co. Ltd.	266,513	7,479,904
TDK Corp.	64,200	2,333,862
Terumo Corp.	106,200	4,685,096
THK Co. Ltd.	19,900	427,922
TIS Inc.	37,600	1,024,332
Tobu Railway Co. Ltd.	29,500	734,480
Toho Co. Ltd.	18,800	883,302
Toho Gas Co. Ltd.	17,600	521,355
Tohoku Electric Power Co. Inc.	67,400	437,300
Tokio Marine Holdings Inc.	105,400	5,551,417
Tokyo Century Corp.	7,600	435,144
Tokyo Electric Power Co. Holdings Inc.(a)	239,800	664,246
Tokyo Electron Ltd.	25,100	11,697,426
Tokyo Gas Co.Ltd.	60,000	1,041,176
Tokyu Corp.	75,700	1,067,234
Toppan Inc.	56,800	916,873
Toray Industries Inc.	238,200	1,484,347
Toshiba Corp.	67,700	2,920,046
Tosoh Corp.	39,800	670,272
TOTO Ltd.	23,800	1,149,880
Toyo Suisan Kaisha Ltd.	14,600	629,101
Toyota Industries Corp.	24,800	2,108,312
Toyota Motor Corp.	1,788,500	31,556,571
Toyota Tsusho Corp.	35,200	1,526,841
Trend Micro Inc.	22,200	1,254,752
Tsuruha Holdings Inc.	6,600	814,078
Security	Shares	Value

Japan (continued)
Unicharm Corp.	67,800	$2,742,022
United Urban Investment Corp.	544	678,128
USS Co. Ltd.	33,100	533,515
Welcia Holdings Co. Ltd.	14,600	545,039
West Japan Railway Co.	27,800	1,312,317
Yakult Honsha Co. Ltd.	19,100	965,088
Yamada Holdings Co. Ltd.	113,400	433,335
Yamaha Corp.	21,700	1,370,964
Yamaha Motor Co. Ltd.	46,900	1,307,281
Yamato Holdings Co. Ltd.	48,000	1,179,993
Yaskawa Electric Corp.	40,300	1,745,476
Yokogawa Electric Corp.	44,100	881,217
Z Holdings Corp.	453,100	2,812,853
ZOZO Inc.	18,900	606,663
		666,259,039
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	261,210	868,122
Boubyan Bank KSCP(a)	237,892	617,122
Kuwait Finance House KSCP	828,309	2,289,246
Mabanee Co. KPSC	106,911	279,372
Mobile Telecommunications Co. KSCP	443,324	877,980
National Bank of Kuwait SAKP	1,147,823	3,774,131
		8,705,973
Malaysia — 0.4%
Axiata Group Bhd.	544,700	519,576
CIMB Group Holdings Bhd	822,700	1,038,028
Dialog Group Bhd	751,100	513,612
DiGi.Com Bhd	699,100	715,456
Genting Bhd.	390,400	488,354
Genting Malaysia Bhd	516,500	395,747
Hartalega Holdings Bhd(c)	296,800	420,007
Hong Leong Bank Bhd	139,500	633,999
Hong Leong Financial Group Bhd	94,400	418,256
IHH Healthcare Bhd	526,700	831,832
IOI Corp. Bhd.	604,500	573,662
Kossan Rubber Industries Bhd	213,700	121,790
Kuala Lumpur Kepong Bhd.	81,500	425,508
Malayan Banking Bhd.	508,300	988,122
Malaysia Airports Holdings Bhd(a)	211,200	330,314
Maxis Bhd.	560,900	633,095
MISC Bhd	168,200	287,718
Petronas Chemicals Group Bhd	465,200	976,235
Petronas Dagangan Bhd	61,800	303,881
Petronas Gas Bhd	167,500	677,684
PPB Group Bhd	199,300	874,976
Press Metal Aluminium Holdings Bhd	509,000	684,155
Public Bank Bhd	2,521,800	2,539,460
RHB Bank Bhd	361,595	487,897
Sime Darby Bhd	511,200	280,228
Sime Darby Plantation Bhd.	555,300	538,433
Supermax Corp. Bhd(c)	251,191	116,466
Telekom Malaysia Bhd	131,500	183,816
Tenaga Nasional Bhd	382,900	893,247
Top Glove Corp. Bhd.	796,500	523,178
		18,414,732
Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	5,891,700	5,251,248
Arca Continental SAB de CV	39,400	240,231
Cemex SAB de CV, NVS(a)	2,777,208	1,786,003

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Coca-Cola Femsa SAB de CV	40,100	$216,101
Fibra Uno Administracion SA de CV	584,100	580,469
Fomento Economico Mexicano SAB de CV	338,800	2,785,374
Gruma SAB de CV, Class B	22,860	268,428
Grupo Aeroportuario del Pacifico SAB de CV, Class B	54,900	692,063
Grupo Aeroportuario del Sureste SAB de CV, Class B	39,060	787,708
Grupo Bimbo SAB de CV, Series A	279,200	826,426
Grupo Carso SAB de CV, Series A1	62,500	210,226
Grupo Financiero Banorte SAB de CV, Class O	451,500	2,858,608
Grupo Financiero Inbursa SAB de CV, Class O(a)	534,300	536,428
Grupo Mexico SAB de CV, Series B	568,029	2,491,956
Grupo Televisa SAB, CPO	427,000	866,942
Industrias Penoles SAB de CV(a)	28,020	359,287
Kimberly-Clark de Mexico SAB de CV, Class A	373,400	590,715
Megacable Holdings SAB de CV, CPO	24,500	72,186
Orbia Advance Corp. SAB de CV	147,900	384,405
Promotora y Operadora de Infraestructura SAB de CV	17,130	125,971
Wal-Mart de Mexico SAB de CV	923,600	3,221,474
		25,152,249
Netherlands — 4.2%
ABN AMRO Bank NV, CVA(b)	73,652	1,083,252
Adyen NV(a)(b)	3,290	9,926,947
Aegon NV	293,858	1,490,533
Akzo Nobel NV	33,940	3,900,282
ArcelorMittal SA	122,957	4,158,422
Argenx SE(a)	7,807	2,350,367
ASM International NV	8,152	3,689,470
ASML Holding NV	70,833	57,580,118
Davide Campari-Milano NV	117,525	1,669,343
EXOR NV	18,821	1,775,402
Heineken Holding NV	20,352	1,886,122
Heineken NV	44,892	4,969,052
ING Groep NV	668,296	10,137,317
InPost SA(a)	19,186	273,934
Just Eat Takeaway.com NV(a)(b)	27,128	1,948,747
Koninklijke Ahold Delhaize NV	175,013	5,693,602
Koninklijke DSM NV	29,791	6,508,684
Koninklijke KPN NV	604,344	1,805,740
Koninklijke Philips NV	153,911	7,260,777
Koninklijke Vopak NV	10,641	423,489
NN Group NV	49,811	2,662,735
Prosus NV	158,158	13,931,028
QIAGEN NV(a)	39,482	2,172,064
Randstad NV	16,887	1,213,287
Royal Dutch Shell PLC, Class A	697,830	15,986,500
Royal Dutch Shell PLC, Class B	617,452	14,169,734
Stellantis NV	352,102	7,029,522
Universal Music Group NV	120,549	3,499,892
Wolters Kluwer NV	47,123	4,934,646
		194,131,008
New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)(c)	133,515	628,915
Auckland International Airport Ltd.(a)	208,115	1,192,890
Fisher & Paykel Healthcare Corp. Ltd.	85,289	1,910,772
Mercury NZ Ltd.	91,430	402,096
Meridian Energy Ltd.	183,046	655,725
Ryman Healthcare Ltd.	91,682	948,838
Spark New Zealand Ltd.	374,714	1,226,691
Security	Shares	Value

New Zealand (continued)
Xero Ltd.(a)	20,937	$2,387,295
		9,353,222
Norway — 0.4%
Adevinta ASA(a)	43,962	726,175
DNB Bank ASA	159,290	3,790,572
Equinor ASA	164,020	4,155,993
Gjensidige Forsikring ASA	43,879	1,092,527
Mowi ASA	77,549	2,248,701
Norsk Hydro ASA	243,948	1,791,912
Orkla ASA	127,331	1,238,473
Schibsted ASA, Class A	13,497	697,325
Schibsted ASA, Class B	17,696	798,927
Telenor ASA	106,684	1,685,661
Yara International ASA	30,607	1,599,609
		19,825,875
Pakistan — 0.0%
MCB Bank Ltd.	66,245	63,425
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR(a)	32,820	258,621
Credicorp Ltd.	11,333	1,469,437
Southern Copper Corp.	12,498	749,755
		2,477,813
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	277,314
Ayala Corp.	36,090	617,847
Ayala Land Inc.	1,478,220	1,029,270
Bank of the Philippine Islands	279,366	481,866
BDO Unibank Inc.	343,230	844,760
Globe Telecom Inc.	3,265	194,048
GT Capital Holdings Inc.	13,910	155,905
International Container Terminal Services Inc.	206,360	736,854
JG Summit Holdings Inc.	692,680	827,204
Jollibee Foods Corp.	106,920	498,861
Metro Pacific Investments Corp.	1,820,000	135,515
Metropolitan Bank & Trust Co.	585,968	554,205
PLDT Inc.	15,930	520,379
SM Investments Corp.	36,055	690,202
SM Prime Holdings Inc.	1,875,600	1,233,797
Universal Robina Corp.	111,110	304,169
		9,102,196
Poland — 0.2%
Allegro.eu SA(a)(b)(c)	54,134	612,216
Bank Polska Kasa Opieki SA	28,955	956,676
CD Projekt SA	12,591	548,751
Cyfrowy Polsat SA	72,770	650,792
Dino Polska SA(a)(b)	7,148	638,539
KGHM Polska Miedz SA	26,003	999,898
LPP SA	178	639,339
Orange Polska SA(a)	74,090	144,572
PGE Polska Grupa Energetyczna SA(a)	134,195	330,224
Polski Koncern Naftowy ORLEN SA	50,808	1,095,769
Polskie Gornictwo Naftowe i Gazownictwo SA	331,276	499,505
Powszechna Kasa Oszczednosci Bank Polski SA(a)	139,381	1,706,564
Powszechny Zaklad Ubezpieczen SA	90,269	903,142
Santander Bank Polska SA	7,657	711,070
		10,437,057
Portugal — 0.1%
Banco Espirito Santo SA, Registered(a)(d)	4	—

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal (continued)
EDP - Energias de Portugal SA	481,888	$2,719,120
EDP Renovaveis SA	39,004	1,086,636
Galp Energia SGPS SA	86,584	899,430
Jeronimo Martins SGPS SA	46,317	1,049,432
		5,754,618
Qatar — 0.2%
Barwa Real Estate Co.	298,500	257,523
Commercial Bank PSQC (The)	442,469	738,839
Industries Qatar QSC	271,020	1,174,709
Masraf Al Rayan QSC	955,204	1,246,508
Mesaieed Petrochemical Holding Co.	720,947	473,958
Ooredoo QPSC	203,324	384,521
Qatar Electricity & Water Co. QSC	116,666	536,521
Qatar Fuel QSC	91,366	459,190
Qatar International Islamic Bank QSC	91,702	245,351
Qatar Islamic Bank SAQ	171,550	863,587
Qatar National Bank QPSC	744,848	4,172,989
		10,553,696
Russia — 1.1%
Alrosa PJSC	390,270	689,032
Gazprom PJSC	2,025,734	9,981,468
Inter RAO UES PJSC	5,597,000	379,435
LUKOIL PJSC	67,792	6,918,299
Magnit PJSC, GDR(e)	54,129	1,002,469
Mail.Ru Group Ltd., GDR(a)(e)	21,388	439,830
MMC Norilsk Nickel PJSC	11,051	3,449,755
Mobile TeleSystems PJSC, ADR	93,929	863,207
Moscow Exchange MICEX-RTS PJSC	228,660	561,276
Novatek PJSC, GDR(e)	15,840	4,021,299
Novolipetsk Steel PJSC	223,890	706,769
PhosAgro PJSC, GDR(e)	25,618	612,783
Polymetal International PLC	52,614	978,521
Polyus PJSC	5,198	1,030,105
Rosneft Oil Co. PJSC	165,180	1,483,993
Sberbank of Russia PJSC	1,817,580	9,143,865
Severstal PAO	30,098	684,004
Surgutneftegas PJSC	1,529,550	735,956
Tatneft PJSC	200,879	1,535,007
VTB Bank PJSC	493,800,000	368,852
X5 Retail Group NV, GDR(e)	16,185	551,334
Yandex NV, Class A(a)	52,918	4,369,754
		50,507,013
Saudi Arabia — 1.0%
Abdullah Al Othaim Markets Co.	7,762	239,633
Advanced Petrochemical Co.	24,507	487,004
Al Rajhi Bank	213,720	7,897,196
Alinma Bank	167,629	1,123,962
Almarai Co. JSC	22,336	315,011
Arab National Bank	105,830	650,218
Bank AlBilad(a)	80,557	907,368
Bank Al-Jazira	84,559	433,469
Banque Saudi Fransi	115,872	1,305,178
Bupa Arabia for Cooperative Insurance Co.	7,992	308,098
Co for Cooperative Insurance (The)	10,753	246,543
Dar Al Arkan Real Estate Development Co.(a)	55,226	145,756
Emaar Economic City(a)	44,738	151,476
Etihad Etisalat Co.	64,855	523,038
Jarir Marketing Co.	19,497	1,054,145
Mouwasat Medical Services Co.	4,270	204,683
Security	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.(a)	52,344	$348,405
Rabigh Refining & Petrochemical Co.(a)	41,664	317,710
Riyad Bank	224,527	1,768,848
SABIC Agri-Nutrients Co.	42,310	1,856,469
Sahara International Petrochemical Co.	84,232	985,839
Saudi Arabian Mining Co.(a)	84,503	1,838,344
Saudi Arabian Oil Co.(b)	364,265	3,666,055
Saudi Basic Industries Corp.	143,774	4,955,379
Saudi British Bank (The)	125,040	1,105,012
Saudi Cement Co.	16,407	258,950
Saudi Electricity Co.	178,920	1,361,137
Saudi Industrial Investment Group	45,108	455,928
Saudi Kayan Petrochemical Co.(a)	104,968	571,414
Saudi National Bank (The)	355,371	6,243,555
Saudi Telecom Co.	93,620	2,924,562
Savola Group (The)	35,892	350,126
Yanbu National Petrochemical Co.	39,520	801,800
		45,802,311
Singapore — 0.7%
Ascendas REIT	547,577	1,254,187
CapitaLand Integrated Commercial Trust	895,021	1,425,281
Capitaland Investment Ltd/Singapore(a)	384,800	981,618
City Developments Ltd.	62,800	340,907
DBS Group Holdings Ltd.	298,600	6,977,642
Genting Singapore Ltd.	1,060,300	613,068
Keppel Corp. Ltd.	259,000	1,033,562
Mapletree Commercial Trust	340,300	550,443
Mapletree Logistics Trust	470,790	705,965
Oversea-Chinese Banking Corp. Ltd.	555,475	4,855,866
Sea Ltd., ADR(a)	11,445	3,932,159
Singapore Airlines Ltd.(a)	239,750	923,529
Singapore Exchange Ltd.	121,400	871,253
Singapore Technologies Engineering Ltd.	203,400	577,621
Singapore Telecommunications Ltd.	1,379,100	2,558,555
United Overseas Bank Ltd.	200,400	3,983,618
UOL Group Ltd.	65,500	351,305
Venture Corp. Ltd.	54,100	755,685
Wilmar International Ltd.	344,000	1,099,817
		33,792,081
South Africa — 0.9%
Absa Group Ltd.	98,548	901,479
Anglo American Platinum Ltd.	9,907	1,001,012
AngloGold Ashanti Ltd.	72,901	1,344,931
Aspen Pharmacare Holdings Ltd.	72,783	1,159,048
Bid Corp. Ltd.	63,327	1,359,157
Bidvest Group Ltd. (The)	60,785	761,101
Capitec Bank Holdings Ltd.	11,701	1,307,433
Clicks Group Ltd.	47,750	871,660
Discovery Ltd.(a)	49,390	452,448
Exxaro Resources Ltd.	54,029	591,578
FirstRand Ltd.	837,277	3,180,542
Gold Fields Ltd.	157,412	1,462,708
Growthpoint Properties Ltd.	736,601	624,965
Harmony Gold Mining Co. Ltd.	101,778	365,290
Impala Platinum Holdings Ltd.	140,532	1,818,814
Kumba Iron Ore Ltd.	10,520	320,126
Mr. Price Group Ltd.	51,589	675,335
MTN Group Ltd.(a)	289,147	2,592,818
MultiChoice Group	73,215	582,221

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Naspers Ltd., Class N(c)	38,373	$6,498,613
Nedbank Group Ltd.	54,135	616,870
NEPI Rockcastle PLC	81,099	543,669
Northam Platinum Holdings Ltd.(a)	65,881	986,598
Old Mutual Ltd.	832,025	849,183
Rand Merchant Investment Holdings Ltd.	241,927	646,353
Reinet Investments SCA	30,382	548,368
Remgro Ltd.	86,775	764,813
Sanlam Ltd.	248,592	1,021,221
Sasol Ltd.(a)	98,700	1,657,762
Shoprite Holdings Ltd.	81,324	966,252
Sibanye Stillwater Ltd.	433,716	1,517,897
SPAR Group Ltd. (The)	22,459	286,681
Standard Bank Group Ltd.	190,756	1,690,369
Tiger Brands Ltd.	31,565	398,143
Vodacom Group Ltd.	94,626	839,895
Woolworths Holdings Ltd.	204,826	720,993
		41,926,346
South Korea — 3.4%
Alteogen Inc.(a)	5,368	321,514
Amorepacific Corp.	5,818	905,347
AMOREPACIFIC Group	6,871	292,447
BGF retail Co. Ltd.	2,023	281,035
Celltrion Healthcare Co. Ltd.(a)	13,310	925,491
Celltrion Inc.(a)	16,578	2,854,065
Celltrion Pharm Inc.(a)	2,714	264,354
Cheil Worldwide Inc.	6,115	124,952
CJ CheilJedang Corp.	1,855	602,882
CJ Corp.	3,698	304,033
CJ ENM Co. Ltd.	2,229	337,140
CJ Logistics Corp.(a)	888	107,973
Coway Co. Ltd.	9,840	667,201
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	5,231	116,186
DB Insurance Co. Ltd.	10,576	537,470
Doosan Bobcat Inc.(a)	6,609	216,000
Doosan Heavy Industries & Construction Co. Ltd.(a)	37,422	782,828
Douzone Bizon Co. Ltd.	4,577	319,502
Ecopro BM Co. Ltd.	1,842	647,629
E-MART Inc.	3,448	496,347
Fila Holdings Corp.	9,372	298,600
Green Cross Corp.	853	200,684
GS Engineering & Construction Corp.	4,699	166,739
GS Holdings Corp.	8,060	291,889
Hana Financial Group Inc.	46,881	1,807,723
Hankook Tire & Technology Co. Ltd.	15,689	555,882
Hanmi Pharm Co. Ltd.	1,410	318,724
Hanon Systems	25,390	314,534
Hanwha Solutions Corp.(a)	17,913	628,438
HLB Inc.(a)	15,269	549,896
HMM Co. Ltd.(a)	43,787	1,001,858
Hotel Shilla Co. Ltd.	6,333	474,386
HYBE Co. Ltd.(a)	1,164	334,392
Hyundai Engineering & Construction Co. Ltd.	14,098	609,459
Hyundai Glovis Co. Ltd.	3,616	520,741
Hyundai Heavy Industries Holdings Co. Ltd.	10,434	565,675
Hyundai Mobis Co. Ltd.	11,498	2,485,511
Hyundai Motor Co.	23,893	4,273,393
Hyundai Steel Co.	16,490	630,293
Industrial Bank of Korea	50,401	477,027
Kakao Corp.	53,059	5,708,320
Security	Shares	Value

South Korea (continued)
Kangwon Land Inc.(a)	20,294	$482,886
KB Financial Group Inc.	68,285	3,305,259
Kia Corp.	43,771	3,194,072
Korea Aerospace Industries Ltd.	15,721	413,061
Korea Electric Power Corp.	39,904	773,143
Korea Investment Holdings Co. Ltd.	7,217	539,769
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	7,286	644,190
Korea Zinc Co. Ltd.	1,512	696,155
Korean Air Lines Co. Ltd.(a)	25,601	667,481
KT&G Corp.	17,165	1,192,259
Kumho Petrochemical Co. Ltd.	2,760	406,099
LG Chem Ltd.	7,970	5,718,913
LG Corp.	16,127	1,260,768
LG Display Co. Ltd.(a)(c)	41,678	704,374
LG Electronics Inc.	18,264	1,889,482
LG Household & Health Care Ltd.	1,558	1,559,381
LG Innotek Co. Ltd.	2,065	371,197
LG Uplus Corp.	22,753	280,025
Lotte Chemical Corp.	2,720	523,169
Lotte Shopping Co. Ltd.	1,736	156,246
Meritz Securities Co. Ltd.	48,342	193,169
Mirae Asset Securities Co. Ltd.	72,439	540,434
NAVER Corp.	21,286	7,400,772
NCSoft Corp.	2,910	1,563,565
Netmarble Corp.(b)	4,233	448,247
NH Investment & Securities Co. Ltd.	3,839	43,360
Orion Corp./Republic of Korea	5,159	521,749
Pan Ocean Co. Ltd.	30,721	158,962
Pearl Abyss Corp.(a)	7,857	699,584
POSCO	12,127	3,075,791
POSCO Chemical Co. Ltd.	4,422	551,710
S-1 Corp.	2,714	193,498
Samsung Biologics Co. Ltd.(a)(b)	2,796	2,082,987
Samsung C&T Corp.	12,978	1,270,720
Samsung Electro-Mechanics Co. Ltd.	9,691	1,319,786
Samsung Electronics Co. Ltd.	807,926	48,373,046
Samsung Engineering Co. Ltd.(a)	17,352	369,060
Samsung Fire & Marine Insurance Co. Ltd.	5,553	1,100,730
Samsung Heavy Industries Co. Ltd.(a)(c)	110,105	601,703
Samsung Life Insurance Co. Ltd.	12,501	723,135
Samsung SDI Co. Ltd.	9,517	6,004,540
Samsung SDS Co. Ltd.	6,280	825,463
Samsung Securities Co. Ltd.	10,760	437,432
Seegene Inc.	6,352	290,618
Shin Poong Pharmaceutical Co. Ltd.	5,334	237,533
Shinhan Financial Group Co. Ltd.	69,132	2,256,947
Shinsegae Inc.	1,271	270,357
SK Biopharmaceuticals Co. Ltd.(a)	3,564	288,568
SK Chemicals Co. Ltd.	1,729	267,142
SK Hynix Inc.	93,910	8,278,220
SK Inc.	5,393	1,125,450
SK Innovation Co. Ltd.(a)	8,828	1,841,079
SK Telecom Co. Ltd.(a)	2,277	602,919
SKC Co. Ltd.	3,290	505,811
S-Oil Corp.	8,819	771,642
Woori Financial Group Inc.	82,163	934,041
Yuhan Corp.	11,423	586,024
		154,852,283
Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	42,960	1,125,965

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(a)(b)	11,334	$1,861,456
Amadeus IT Group SA(a)	78,421	5,246,198
Banco Bilbao Vizcaya Argentaria SA	1,132,124	7,922,747
Banco Santander SA	2,950,566	11,191,742
CaixaBank SA	727,521	2,091,379
Cellnex Telecom SA(b)	82,882	5,097,216
Enagas SA	22,741	510,296
Endesa SA	54,373	1,253,989
Ferrovial SA	88,639	2,798,160
Grifols SA	51,182	1,171,199
Iberdrola SA	997,678	11,781,119
Industria de Diseno Textil SA	187,442	6,789,942
Naturgy Energy Group SA	32,660	858,170
Red Electrica Corp. SA	64,486	1,342,711
Repsol SA	253,947	3,252,688
Siemens Gamesa Renewable Energy SA(a)	43,794	1,188,376
Telefonica SA	893,404	3,880,641
		69,363,994
Sweden — 2.3%
Alfa Laval AB	52,940	2,270,851
Assa Abloy AB, Class B	168,272	4,937,547
Atlas Copco AB, Class A	111,174	7,159,459
Atlas Copco AB, Class B	68,973	3,737,910
Boliden AB	44,178	1,557,460
Electrolux AB, Class B	39,406	894,298
Embracer Group AB(a)	91,274	851,280
Epiroc AB, Class A	120,540	2,999,212
Epiroc AB, Class B	62,292	1,323,322
EQT AB	40,371	2,132,391
Essity AB, Class B	103,172	3,341,915
Evolution AB(b)	28,666	4,653,690
Fastighets AB Balder, Class B(a)	17,258	1,251,342
H & M Hennes & Mauritz AB, Class B	133,352	2,508,728
Hexagon AB, Class B	332,020	5,343,429
Husqvarna AB, Class B	80,586	1,148,424
ICA Gruppen AB	14,251	736,777
Industrivarden AB, Class A	22,527	743,126
Industrivarden AB, Class C	26,210	852,574
Investment AB Latour, Class B	26,756	971,869
Investor AB, Class B	312,187	7,203,379
Kinnevik AB, Class B(a)	41,374	1,623,963
L E Lundbergforetagen AB, Class B	12,269	707,347
Lundin Energy AB	34,745	1,372,199
Nibe Industrier AB, Class B	242,328	3,604,306
Sandvik AB	196,036	4,971,220
Securitas AB, Class B	54,287	899,355
Sinch AB(a)(b)	88,404	1,682,750
Skandinaviska Enskilda Banken AB, Class A	271,365	4,243,559
Skanska AB, Class B	59,575	1,514,747
SKF AB, Class B	55,716	1,294,015
Svenska Cellulosa AB SCA, Class B	103,883	1,623,178
Svenska Handelsbanken AB, Class A	256,319	2,938,014
Swedbank AB, Class A	153,439	3,327,892
Swedish Match AB	284,485	2,508,360
Tele2 AB, Class B	90,805	1,283,380
Telefonaktiebolaget LM Ericsson, Class B	512,076	5,589,517
Telia Co. AB	427,894	1,685,408
Volvo AB, Class B	249,598	5,820,413
		103,308,606
Security	Shares	Value

Switzerland — 6.4%
ABB Ltd., Registered	288,835	$9,555,593
Adecco Group AG, Registered	26,294	1,324,693
Alcon Inc.	86,145	7,143,016
Baloise Holding AG, Registered	7,963	1,268,984
Banque Cantonale Vaudoise, Registered	5,193	418,101
Barry Callebaut AG, Registered	513	1,188,033
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	168	1,979,816
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,800,459
Cie. Financiere Richemont SA, Class A, Registered	89,768	11,108,824
Clariant AG, Registered	28,429	598,502
Coca-Cola HBC AG, Class DI	33,737	1,169,331
Credit Suisse Group AG, Registered	398,991	4,150,187
EMS-Chemie Holding AG, Registered	1,137	1,127,818
Geberit AG, Registered	6,580	5,138,668
Givaudan SA, Registered	1,645	7,751,134
Holcim Ltd.	85,746	4,277,230
Julius Baer Group Ltd.	39,793	2,878,310
Kuehne + Nagel International AG, Registered	9,437	2,972,187
Logitech International SA, Registered	30,423	2,544,974
Lonza Group AG, Registered	13,160	10,814,894
Nestle SA, Registered	485,305	64,015,211
Novartis AG, Registered	375,266	31,039,265
Partners Group Holding AG	3,694	6,453,249
Roche Holding AG, Bearer	3,290	1,415,105
Roche Holding AG, NVS	118,438	45,882,166
Schindler Holding AG, Participation Certificates, NVS	6,970	1,814,901
Schindler Holding AG, Registered	3,549	911,123
SGS SA, Registered	989	2,927,953
Siemens Energy AG(a)	71,276	2,045,663
Sika AG, Registered	24,725	8,376,326
Sonova Holding AG, Registered	9,865	4,087,775
STMicroelectronics NV	111,913	5,313,494
Straumann Holding AG, Registered	1,791	3,728,319
Swatch Group AG (The), Bearer	5,109	1,406,224
Swatch Group AG (The), Registered	7,978	424,423
Swiss Life Holding AG, Registered	5,490	3,011,629
Swiss Prime Site AG, Registered	13,477	1,370,157
Swiss Re AG	48,026	4,652,543
Swisscom AG, Registered	4,329	2,357,246
Temenos AG, Registered	11,724	1,794,903
UBS Group AG, Registered	631,851	11,501,380
Vifor Pharma AG	8,469	1,093,566
Zurich Insurance Group AG	25,248	11,190,432
		296,023,807
Taiwan — 4.2%
Accton Technology Corp.	107,000	935,484
Acer Inc.	566,792	530,507
Advantech Co. Ltd.	63,793	834,286
Airtac International Group	20,928	626,207
ASE Technology Holding Co. Ltd.	553,762	1,980,816
Asia Cement Corp.	362,440	577,283
ASMedia Technology Inc.	10,000	586,137
Asustek Computer Inc.	102,000	1,296,809
AU Optronics Corp.	1,477,000	1,015,028
Catcher Technology Co. Ltd.	114,000	661,019
Cathay Financial Holding Co. Ltd.	1,318,281	2,747,946
Chailease Holding Co. Ltd.	193,074	1,849,176
Chang Hwa Commercial Bank Ltd.	1,006,808	594,539
Cheng Shin Rubber Industry Co. Ltd.	314,000	385,385

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
China Development Financial Holding Corp.	2,319,000	$1,185,307
China Life Insurance Co. Ltd.	526,448	550,282
China Steel Corp.	1,968,288	2,373,079
Chunghwa Telecom Co. Ltd.	553,000	2,194,444
Compal Electronics Inc.	702,000	617,802
CTBC Financial Holding Co. Ltd.	2,779,036	2,320,659
Delta Electronics Inc.	296,000	2,612,903
E.Sun Financial Holding Co. Ltd.	2,049,143	1,958,001
Eclat Textile Co. Ltd.	30,000	655,595
Evergreen Marine Corp. Taiwan Ltd.	427,000	1,536,637
Far Eastern New Century Corp.	470,000	492,252
Far EasTone Telecommunications Co. Ltd.	268,000	589,715
Feng TAY Enterprise Co. Ltd.	73,600	572,687
First Financial Holding Co. Ltd.	1,820,817	1,499,107
Formosa Chemicals & Fibre Corp.	496,340	1,440,222
Formosa Petrochemical Corp.	309,000	1,112,493
Formosa Plastics Corp.	615,960	2,385,896
Foxconn Technology Co. Ltd.	172,000	427,061
Fubon Financial Holding Co. Ltd.	1,186,330	3,135,972
Giant Manufacturing Co. Ltd.	49,000	569,099
Globalwafers Co. Ltd.	34,000	932,892
Hiwin Technologies Corp.	43,458	483,937
Hon Hai Precision Industry Co. Ltd.	2,111,377	8,150,629
Hotai Motor Co. Ltd.	46,000	1,012,925
Hua Nan Financial Holdings Co. Ltd.	1,471,243	1,077,297
Innolux Corp.	1,449,688	872,032
Inventec Corp.	438,000	418,906
Largan Precision Co.Ltd.	15,000	1,117,788
Lite-On Technology Corp.	351,000	774,580
MediaTek Inc.	251,000	8,261,084
Mega Financial Holding Co. Ltd.	1,534,195	1,843,703
Micro-Star International Co. Ltd.	112,000	565,211
momo.com Inc.	12,000	773,283
Nan Ya Plastics Corp.	812,840	2,494,493
Nan Ya Printed Circuit Board Corp.	66,000	1,167,820
Nanya Technology Corp.	193,000	462,761
Nien Made Enterprise Co. Ltd.	33,000	453,520
Novatek Microelectronics Corp.	89,000	1,334,906
Oneness Biotech Co. Ltd.(a)	35,000	329,755
Pegatron Corp.	424,000	1,037,969
Phison Electronics Corp.	26,000	366,608
Pou Chen Corp.	391,000	479,529
Powertech Technology Inc.	125,000	438,599
President Chain Store Corp.	66,000	667,064
Quanta Computer Inc.	474,000	1,331,703
Realtek Semiconductor Corp.	72,000	1,295,109
Shanghai Commercial & Savings Bank Ltd. (The)	531,000	840,925
Shin Kong Financial Holding Co. Ltd.	2,091,983	737,291
SinoPac Financial Holdings Co. Ltd.	1,920,600	978,137
Synnex Technology International Corp.	209,750	406,400
Taishin Financial Holding Co. Ltd.	1,843,723	1,210,395
Taiwan Cement Corp.	732,738	1,271,467
Taiwan Cooperative Financial Holding Co. Ltd.	1,717,167	1,396,179
Taiwan High Speed Rail Corp.	627,000	655,206
Taiwan Mobile Co. Ltd.	234,000	825,359
Taiwan Semiconductor Manufacturing Co. Ltd.	4,138,000	87,809,559
Unimicron Technology Corp.	189,000	1,295,565
Uni-President Enterprises Corp.	808,972	1,940,661
United Microelectronics Corp.	1,984,000	4,118,732
Vanguard International Semiconductor Corp.	201,000	1,047,365
Security	Shares	Value

Taiwan (continued)
Walsin Technology Corp.	54,000	$293,977
Wan Hai Lines Ltd.	132,900	766,712
Win Semiconductors Corp.	50,000	645,316
Winbond Electronics Corp.	964,000	914,010
Wistron Corp.	480,000	504,456
Wiwynn Corp.	15,000	480,532
WPG Holdings Ltd.	283,000	528,678
Yageo Corp.	56,000	876,496
Yang Ming Marine Transport Corp.(a)	300,000	1,047,247
Yuanta Financial Holding Co. Ltd.	1,846,829	1,641,615
Zhen Ding Technology Holding Ltd.	101,000	349,765
		193,575,983
Thailand — 0.5%
Advanced Info Service PCL, NVS	208,600	1,189,616
Airports of Thailand PCL, NVS	786,800	1,533,317
Asset World Corp. PCL, NVDR(a)	1,398,900	192,962
B Grimm Power PCL, NVS	152,500	195,527
Bangkok Commercial Asset Management PCL, NVDR(c)	363,000	208,153
Bangkok Dusit Medical Services PCL, NVS	1,643,100	1,165,180
Bangkok Expressway & Metro PCL, NVS(c)	2,481,700	673,597
Berli Jucker PCL, NVS(c)	305,600	311,405
BTS Group Holdings PCL, NVS	2,803,900	807,363
Central Pattana PCL, NVS	477,700	854,830
Charoen Pokphand Foods PCL, NVS(c)	1,020,800	777,159
CP ALL PCL, NVS	1,008,400	1,948,284
Delta Electronics Thailand PCL, NVS(c)	72,600	911,409
Global Power Synergy PCL, NVS	138,600	326,150
Indorama Ventures PCL, NVS(c)	430,588	546,594
Intouch Holdings PCL, NVS	198,100	449,409
Krungthai Card PCL, NVS	153,000	266,758
Land & Houses PCL, NVS	1,283,200	327,349
Minor International PCL, NVS(a)	666,520	658,319
Osotspa PCL, NVDR	190,800	188,550
PTT Exploration & Production PCL, NVS	240,199	849,668
PTT Global Chemical PCL, NVS	401,501	759,847
PTT PCL, NVS	1,907,600	2,184,141
Siam Cement PCL (The), NVS	128,400	1,528,447
Siam Commercial Bank PCL (The), NVS	224,400	853,207
Srisawad Corp. PCL, NVS(c)	157,100	303,736
Thai Oil PCL, NVS	485,000	813,869
True Corp. PCL, NVS	2,854,234	349,367
		21,174,213
Turkey — 0.1%
Akbank TAS	445,571	271,588
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	173,405
BIM Birlesik Magazalar AS	78,038	504,479
Eregli Demir ve Celik Fabrikalari TAS	306,161	639,264
Ford Otomotiv Sanayi AS	10,779	208,091
KOC Holding AS.	120,156	294,703
Turkcell Iletisim Hizmetleri AS	216,428	344,205
Turkiye Garanti Bankasi AS	409,941	420,004
Turkiye Is Bankasi AS, Class C	211,927	124,324
Turkiye Petrol Rafinerileri AS(a)	23,322	335,627
		3,315,690
United Arab Emirates — 0.2%
Abu Dhabi Commercial Bank PJSC	536,486	1,212,266
Abu Dhabi Islamic Bank PJSC	116,183	184,985
Aldar Properties PJSC	788,892	868,011

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Arab Emirates (continued)
Emaar Properties PJSC	772,269	$845,426
Emirates NBD Bank PJSC	429,391	1,630,754
Emirates Telecommunications Group Co. PJSC	367,312	2,562,158
First Abu Dhabi Bank PJSC	640,053	3,106,589
		10,410,189
United Kingdom — 7.9%
3i Group PLC	168,207	3,141,269
Abrdn PLC	412,495	1,433,873
Admiral Group PLC	29,593	1,162,477
Anglo American PLC	207,432	7,891,340
Antofagasta PLC	59,417	1,158,943
Ashtead Group PLC	77,830	6,522,942
Associated British Foods PLC	60,743	1,485,522
AstraZeneca PLC	259,772	32,497,816
Auto Trader Group PLC(b)	170,712	1,415,277
AVEVA Group PLC	20,054	976,548
Aviva PLC	647,709	3,494,984
BAE Systems PLC	540,235	4,073,459
Barclays PLC	2,944,943	8,126,491
Barratt Developments PLC	178,239	1,618,067
Berkeley Group Holdings (The)	19,089	1,138,632
BP PLC	3,405,138	16,313,677
British American Tobacco PLC	368,894	12,831,762
British Land Co. PLC (The)	163,840	1,106,243
BT Group PLC(a)	1,464,542	2,782,379
Bunzl PLC	59,230	2,189,146
Burberry Group PLC	70,572	1,865,152
Coca-Cola Europacific Partners PLC	35,731	1,881,237
Compass Group PLC(a)	295,250	6,265,394
Croda International PLC	23,574	3,051,195
DCC PLC	18,350	1,531,131
Diageo PLC	396,673	19,735,152
Direct Line Insurance Group PLC	254,433	1,016,944
Entain PLC(a)	99,851	2,797,938
Evraz PLC	124,980	1,061,580
Experian PLC	155,692	7,138,665
Ferguson PLC	38,653	5,815,863
GlaxoSmithKline PLC	850,625	17,659,680
Halma PLC	66,115	2,681,181
Hargreaves Lansdown PLC	53,487	1,125,524
Hikma Pharmaceuticals PLC	25,641	845,176
HSBC Holdings PLC	3,409,977	20,545,697
Imperial Brands PLC	161,400	3,405,729
Informa PLC(a)	245,824	1,748,777
InterContinental Hotels Group PLC(a)	30,573	2,141,551
Intertek Group PLC	27,250	1,824,876
J Sainsbury PLC	308,011	1,261,570
JD Sports Fashion PLC	78,154	1,164,876
Johnson Matthey PLC	33,579	1,255,033
Kingfisher PLC	362,136	1,662,056
Land Securities Group PLC	98,914	929,245
Legal & General Group PLC	952,876	3,757,936
Lloyds Banking Group PLC	11,856,920	8,114,648
London Stock Exchange Group PLC	53,993	5,255,881
M&G PLC	442,117	1,207,908
Melrose Industries PLC	747,075	1,611,848
Mondi PLC	82,606	2,062,982
National Grid PLC	591,246	7,570,054
Natwest Group PLC	824,882	2,487,163
Next PLC	22,748	2,479,291
Security	Shares	Value

United Kingdom (continued)
NMC Health PLC(a)(d)	14,180	$—
Ocado Group PLC(a)	79,618	1,965,020
Pearson PLC	125,760	1,034,832
Persimmon PLC	55,885	2,082,180
Phoenix Group Holdings PLC	39,503	354,679
Prudential PLC	441,250	9,005,009
Reckitt Benckiser Group PLC	119,706	9,718,068
RELX PLC	324,118	10,050,050
Rentokil Initial PLC	323,615	2,604,759
Rolls-Royce Holdings PLC(a)	1,399,796	2,526,407
Sage Group PLC (The)	194,375	1,890,398
Schroders PLC	26,533	1,314,280
Segro PLC	189,592	3,350,952
Severn Trent PLC	34,240	1,282,365
Smith & Nephew PLC	158,285	2,733,593
Smiths Group PLC	54,663	1,014,985
Spirax-Sarco Engineering PLC	11,600	2,476,245
SSE PLC	177,888	4,005,965
St. James’s Place PLC	79,664	1,720,968
Standard Chartered PLC	450,204	3,044,730
Taylor Wimpey PLC	596,628	1,262,351
Tesco PLC	1,272,258	4,697,515
Unilever PLC	447,043	23,935,522
United Utilities Group PLC	121,945	1,733,221
Vodafone Group PLC	4,479,697	6,602,406
Whitbread PLC(a)	33,942	1,518,490
WPP PLC	216,662	3,131,800
		361,376,570
Total Common Stocks — 98.6%
(Cost: $3,845,059,734)		4,537,000,347

Preferred Stocks

Brazil — 0.3%
Alpargatas SA, Preference Shares, NVS	22,461	153,738
Banco Bradesco SA, Preference Shares, NVS	908,706	3,204,091
Bradespar SA, Preference Shares, NVS	47,247	407,358
Braskem SA, Class A, Preference Shares, NVS	30,750	296,723
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	110,106	660,191
Cia. Energetica de Minas Gerais, Preference Shares, NVS	225,341	514,262
Gerdau SA, Preference Shares, NVS	202,083	963,187
Itau Unibanco Holding SA, Preference Shares, NVS	816,125	3,370,756
Itausa SA, Preference Shares, NVS	705,872	1,281,971
Petroleo Brasileiro SA, Preference Shares, NVS	758,711	3,663,290
		14,515,567
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS	24,160	1,314,695

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	99,901	896,679

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	857,872
Fuchs Petrolub SE, Preference Shares, NVS	11,411	546,640
Henkel AG & Co. KGaA, Preference Shares, NVS	31,685	2,838,580

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)

Porsche Automobil Holding SE, Preference Shares, NVS	26,623	$2,770,827
Sartorius AG, Preference Shares, NVS	4,415	2,859,761
Volkswagen AG, Preference Shares, NVS	31,290	7,022,459
		16,896,139
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,033,834	393,036

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,118,800	609,523

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,135	346,020
Series 2, Preference Shares, NVS	6,413	538,797
LG Chem Ltd., Preference Shares, NVS	1,250	410,598

LG Household & Health Care Ltd., Preference Shares, NVS	309	158,646
Samsung Electronics Co. Ltd., Preference Shares, NVS	139,602	7,669,175
		9,123,236
Total Preferred Stocks — 0.9%
(Cost: $35,347,332)		43,748,875

Rights

Brazil — 0.0%
Ultrapar Participacoes SA (Expires 11/03/21)(a)	3,131	—

Germany — 0.0%
Vitesco Technologies Group AG (a)	1	35

Total Rights — 0.0%
(Cost: $0)		35

Warrants

Thailand — 0.0%
BTS Group Holdings PCL (Expires 07/22/22)	259,940	—
Security	Shares	Value

Thailand (continued)
BTS Group Holdings PCL (Expires 11/20/26)	519,880	$—
		—
Total Warrants — 0.0%
(Cost: $0)		—

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(f)(g)(h)	31,590,591	31,606,386
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	4,470,000	4,470,000
		36,076,386
Total Short-Term Investments — 0.8%
(Cost: $36,063,641)		36,076,386

Total Investments in Securities — 100.3%
(Cost: $3,916,470,707)		4,616,825,643

Other Assets, Less Liabilities — (0.3)%		(15,301,907)

Net Assets — 100.0%		$4,601,523,736

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,141,919	$11,464,467	(a)	$—		$1,482	$(1,482)	$31,606,386	31,590,591	$149,291	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,700,000	—		(230,000	)(a)	—	—	4,470,000	4,470,000	74		—
						$1,482	$(1,482)	$36,076,386		$149,365		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
MSCI EAFE Index	115	12/17/21	$13,453	$(2,553)
MSCI Emerging Markets Index	95	12/17/21	5,994	(105,735)
				$(108,288)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$630,359,572	$3,906,564,279	$76,496	$4,537,000,347
Preferred Stocks	16,568,409	27,180,466	—	43,748,875
Rights	—	35	—	35
Warrants	—	—	—	—
Money Market Funds	36,076,386	—	—	36,076,386
	$683,004,367	$3,933,744,780	$76,496	$4,616,825,643
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(108,288)	$—	$—	$(108,288)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt	PJSC	Public Joint Stock Company
CPO	Certificates of Participation (Ordinary)	REIT	Real Estate Investment Trust
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares